Schedule of Investments(a)
Invesco Dynamic Market ETF (PWC)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-8.82%
Live Nation Entertainment, Inc.(b)	34,590	$3,251,114
Madison Square Garden Sports Corp., Class A(b)	5,230	804,269
Nexstar Media Group, Inc., Class A	5,202	979,901
Sinclair Broadcast Group, Inc., Class A(c)	38,179	833,829
Sirius XM Holdings, Inc.(c)	471,904	3,152,319
		9,021,432
Consumer Discretionary-12.88%
Arcos Dorados Holdings, Inc., Class A (Brazil)	49,052	356,118
AutoZone, Inc.(b)	1,113	2,378,915
Bowlero Corp.(b)(c)	37,613	430,293
Dillard’s, Inc., Class A(c)	1,545	351,256
frontdoor, inc.(b)(c)	14,943	400,024
Grand Canyon Education, Inc.(b)	4,143	398,018
H&R Block, Inc.	10,540	421,178
Home Depot, Inc. (The)	7,384	2,222,141
Marriott International, Inc., Class A	13,928	2,212,045
Murphy USA, Inc.	1,500	426,540
O’Reilly Automotive, Inc.(b)	3,496	2,459,751
Penske Automotive Group, Inc.(c)	3,348	383,312
Playa Hotels & Resorts N.V.(b)	48,659	333,801
Service Corp. International	5,314	395,680
		13,169,072
Consumer Staples-6.66%
Archer-Daniels-Midland Co.	27,107	2,243,646
Bunge Ltd.	2,933	270,804
Costco Wholesale Corp.	5,435	2,941,966
Ingles Markets, Inc., Class A	3,938	375,921
Kroger Co. (The)	6,598	306,411
SpartanNash Co.	10,368	334,783
Tyson Foods, Inc., Class A	3,829	336,990
		6,810,521
Energy-4.01%
Chord Energy Corp.	5,113	655,691
Devon Energy Corp.	22,398	1,407,714
Pioneer Natural Resources Co.	5,813	1,377,391
SM Energy Co.	8,409	347,124
Southwestern Energy Co.(b)	44,221	312,200
		4,100,120
Financials-11.22%
American Equity Investment Life Holding Co.(c)	7,377	277,080
Brighthouse Financial, Inc.(b)	6,236	270,767
Charles Schwab Corp. (The)	20,950	1,446,597
Encore Capital Group, Inc.(b)	4,958	359,108
Enterprise Financial Services Corp.(c)	6,391	300,569
FB Financial Corp.	7,187	307,963
Fifth Third Bancorp	36,590	1,248,451
Hartford Financial Services Group, Inc. (The)	19,428	1,252,523
Hilltop Holdings, Inc.	9,675	279,124
International Bancshares Corp.(c)	7,130	312,722
Jackson Financial, Inc., Class A(c)	8,808	242,308
MetLife, Inc.	20,970	1,326,353
Prudential Financial, Inc.	13,278	1,327,667
South State Corp.(c)	3,752	318,057
StoneX Group, Inc.(b)	3,973	346,167
Trustmark Corp.	10,097	327,850
W.R. Berkley Corp.	19,629	1,227,401
Wintrust Financial Corp.	3,456	297,354
		11,468,061
	Shares	Value
Health Care-13.32%
AmerisourceBergen Corp.	14,964	$2,183,697
AMN Healthcare Services, Inc.(b)	4,050	455,382
Amphastar Pharmaceuticals, Inc.(b)(c)	10,519	393,306
Arcus Biosciences, Inc.(b)(c)	19,888	528,822
Corcept Therapeutics, Inc.(b)	17,849	511,552
Dynavax Technologies Corp.(b)(c)	31,648	455,098
Embecta Corp.(b)	14,104	415,081
Hologic, Inc.(b)	29,221	2,085,795
Innoviva, Inc.(b)(c)	23,092	331,139
Ligand Pharmaceuticals, Inc.(b)(c)	4,376	402,723
Maravai LifeSciences Holdings, Inc., Class A(b)	10,428	272,067
McKesson Corp.	6,967	2,379,788
Meridian Bioscience, Inc.(b)	13,746	435,198
Molina Healthcare, Inc.(b)	7,328	2,401,532
Premier, Inc., Class A	9,566	367,908
		13,619,088
Industrials-9.66%
Atkore, Inc.(b)(c)	3,449	342,382
Atlas Air Worldwide Holdings, Inc.(b)(c)	5,124	387,938
Boise Cascade Co.(c)	4,714	333,327
Builders FirstSource, Inc.(b)	5,711	388,348
Encore Wire Corp.	2,842	393,532
General Dynamics Corp.	9,542	2,162,885
Matson, Inc.	3,959	362,922
United Rentals, Inc.(b)	7,835	2,528,119
Veritiv Corp.(b)(c)	2,577	319,600
W.W. Grainger, Inc.	4,443	2,414,904
ZIM Integrated Shipping Services Ltd. (Israel)(c)	4,809	239,584
		9,873,541
Information Technology-27.64%
Alpha & Omega Semiconductor Ltd.(b)(c)	19,282	810,037
Arrow Electronics, Inc.(b)	6,297	807,086
Avnet, Inc.	15,819	757,256
Axcelis Technologies, Inc.(b)	13,258	932,435
Broadcom, Inc.	7,032	3,765,495
CSG Systems International, Inc.	11,951	779,803
Gartner, Inc.(b)	14,847	3,941,582
HP, Inc.	106,009	3,539,641
Jabil, Inc.	12,680	752,431
ON Semiconductor Corp.(b)	67,632	4,516,465
Palo Alto Networks, Inc.(b)	7,725	3,855,548
PC Connection, Inc.	16,502	782,690
Qualys, Inc.(b)	5,844	714,838
Rambus, Inc.(b)	30,450	769,776
Sanmina Corp.(b)	17,289	796,158
Tower Semiconductor Ltd. (Israel)(b)	15,462	740,011
		28,261,252
Materials-3.27%
Louisiana-Pacific Corp.	4,708	299,570
Nucor Corp.	16,863	2,289,996
Resolute Forest Products, Inc.(b)	22,826	462,911
United States Steel Corp.	12,259	289,925
		3,342,402
Utilities-2.48%
Exelon Corp.	38,964	1,811,436
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Market ETF (PWC)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
Kenon Holdings Ltd. (Singapore)(c)	8,926	$386,407
NRG Energy, Inc.	8,900	335,975
		2,533,818
Total Common Stocks & Other Equity Interests (Cost $102,190,591)		102,199,307
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $106,142)	106,142	106,142
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $102,296,733)		102,305,449
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.62%
Invesco Private Government Fund, 1.77%(d)(e)(f)	2,752,520	$2,752,520
Invesco Private Prime Fund, 1.89%(d)(e)(f)	7,077,909	7,077,909
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,830,430)		9,830,429
TOTAL INVESTMENTS IN SECURITIES-109.68% (Cost $112,127,163)		112,135,878
OTHER ASSETS LESS LIABILITIES-(9.68)%		(9,894,718)
NET ASSETS-100.00%		$102,241,160

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$111,719	$885,721	$(891,298)	$-	$-	$106,142	$284
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,120,222	8,569,834	(7,937,536)	-	-	2,752,520	7,733*
Invesco Private Prime Fund	4,944,307	21,305,746	(19,172,031)	(26)	(87)	7,077,909	22,495*
Total	$7,176,248	$30,761,301	$(28,000,865)	$(26)	$(87)	$9,936,571	$30,512

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1000 ETF (PRF)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-8.41%
Activision Blizzard, Inc.	71,323	$5,702,274
Alphabet, Inc., Class A(b)	351,442	40,879,733
Alphabet, Inc., Class C(b)	329,624	38,447,343
Altice USA, Inc., Class A(b)	224,087	2,355,154
AMC Entertainment Holdings, Inc., Class A(b)(c)	48,232	702,258
AMC Networks, Inc., Class A(b)(c)	22,198	677,483
AT&T, Inc.	5,251,983	98,632,241
Cable One, Inc.(c)	477	656,676
Charter Communications, Inc., Class A(b)	26,432	11,421,267
Cinemark Holdings, Inc.(b)(c)	62,711	1,149,493
Comcast Corp., Class A	1,222,829	45,880,544
DISH Network Corp., Class A(b)(c)	122,430	2,126,609
Electronic Arts, Inc.	21,497	2,821,051
Fox Corp., Class A	79,315	2,626,120
Fox Corp., Class B	37,618	1,162,396
Frontier Communications Parent, Inc.(b)(c)	31,676	820,725
Gray Television, Inc.(c)	45,284	840,924
IAC/InterActiveCorp.(b)(c)	8,558	586,223
iHeartMedia, Inc., Class A(b)(c)	62,485	467,388
Interpublic Group of Cos., Inc. (The)	94,127	2,811,574
Liberty Broadband Corp., Class A(b)(c)	2,224	240,036
Liberty Broadband Corp., Class C(b)(c)	14,298	1,557,481
Liberty Global PLC, Class A (United Kingdom)(b)(c)	109,278	2,377,889
Liberty Global PLC, Class C (United Kingdom)(b)	213,105	4,877,974
Liberty Latin America Ltd., Class A (Chile)(b)	16,153	119,048
Liberty Latin America Ltd., Class C (Chile)(b)	62,633	459,726
Liberty Media Corp.-Liberty Formula One, Class A(b)(c)	2,745	170,163
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	24,813	1,681,577
Liberty Media Corp.-Liberty SiriusXM, Class A(b)(c)	23,931	953,650
Liberty Media Corp.-Liberty SiriusXM, Class C(b)(c)	41,512	1,653,008
Lions Gate Entertainment Corp., Class A(b)	21,881	191,678
Lions Gate Entertainment Corp., Class B(b)	44,275	367,925
Live Nation Entertainment, Inc.(b)	8,271	777,391
Lumen Technologies, Inc.(c)	1,183,337	12,886,540
Match Group, Inc.(b)	7,927	581,128
Meta Platforms, Inc., Class A(b)	244,672	38,927,315
Netflix, Inc.(b)	16,369	3,681,388
News Corp., Class A	80,828	1,385,392
News Corp., Class B	24,926	430,721
Nexstar Media Group, Inc., Class A	8,792	1,656,149
Omnicom Group, Inc.	66,647	4,654,627
Paramount Global, Class B(c)	287,620	6,802,213
Spotify Technology S.A.(b)	7,589	857,709
Take-Two Interactive Software, Inc.(b)	9,657	1,281,774
TEGNA, Inc.(c)	62,058	1,299,495
Telephone & Data Systems, Inc.	76,245	1,205,433
T-Mobile US, Inc.(b)	122,953	17,589,656
Twitter, Inc.(b)	71,473	2,973,992
Verizon Communications, Inc.	1,692,014	78,154,127
Walt Disney Co. (The)(b)	255,234	27,080,327
Warner Bros Discovery, Inc.(b)	1,420,575	21,308,625
		498,951,633
	Shares	Value
Consumer Discretionary-8.55%
Abercrombie & Fitch Co., Class A(b)(c)	21,814	$388,507
Academy Sports & Outdoors, Inc.(c)	33,800	1,454,414
Adient PLC(b)(c)	48,295	1,631,405
Advance Auto Parts, Inc.(c)	10,996	2,129,046
Amazon.com, Inc.(b)	463,223	62,511,944
American Axle & Manufacturing Holdings, Inc.(b)(c)	102,933	917,133
American Eagle Outfitters, Inc.(c)	48,219	580,557
Aptiv PLC(b)	34,705	3,640,207
Aramark	78,497	2,621,800
Asbury Automotive Group, Inc.(b)(c)	8,285	1,422,037
Autoliv, Inc. (Sweden)(c)	24,076	2,070,536
AutoNation, Inc.(b)(c)	27,485	3,263,569
AutoZone, Inc.(b)	2,178	4,655,235
Bath & Body Works, Inc.(c)	70,554	2,507,489
Bed Bath & Beyond, Inc.(b)(c)	138,154	694,915
Best Buy Co., Inc.	95,456	7,349,157
Big Lots, Inc.(c)	35,949	725,810
Bloomin’ Brands, Inc.	31,123	634,598
Booking Holdings, Inc.(b)	2,406	4,657,270
BorgWarner, Inc.	82,293	3,164,989
Bright Horizons Family Solutions, Inc.(b)(c)	6,112	572,511
Brinker International, Inc.(b)(c)	19,533	542,041
Brunswick Corp.(c)	14,156	1,134,179
Burlington Stores, Inc.(b)(c)	7,157	1,010,067
Caesars Entertainment, Inc.(b)	19,104	872,862
Capri Holdings Ltd.(b)(c)	25,274	1,230,338
CarMax, Inc.(b)(c)	46,139	4,592,676
Carnival Corp.(b)(c)	362,658	3,285,681
Carter’s, Inc.(c)	11,822	963,257
Chipotle Mexican Grill, Inc.(b)	966	1,511,037
Cracker Barrel Old Country Store, Inc.(c)	9,569	909,725
D.R. Horton, Inc.	62,961	4,912,847
Dana, Inc.	77,547	1,299,688
Darden Restaurants, Inc.	21,383	2,661,970
Deckers Outdoor Corp.(b)(c)	2,816	881,999
Dick’s Sporting Goods, Inc.(c)	15,295	1,431,459
Dollar General Corp.	35,909	8,920,873
Dollar Tree, Inc.(b)	46,210	7,641,286
Domino’s Pizza, Inc.	2,483	973,609
eBay, Inc.	78,720	3,828,154
Expedia Group, Inc.(b)	12,308	1,305,263
Foot Locker, Inc.(c)	48,840	1,385,591
Ford Motor Co.	2,097,050	30,805,665
GameStop Corp., Class A(b)(c)	35,126	1,194,635
Gap, Inc. (The)(c)	155,095	1,492,014
Garmin Ltd.	22,702	2,216,169
General Motors Co.(b)	844,374	30,617,001
Gentex Corp.(c)	42,023	1,185,889
Genuine Parts Co.	35,885	5,485,740
G-III Apparel Group Ltd.(b)(c)	27,230	601,511
Goodyear Tire & Rubber Co. (The)(b)(c)	226,344	2,779,504
Graham Holdings Co., Class B	1,404	834,664
Group 1 Automotive, Inc.(c)	10,204	1,805,292
H&R Block, Inc.	65,475	2,616,381
Hanesbrands, Inc.(c)	140,929	1,575,586
Harley-Davidson, Inc.(c)	53,823	2,035,048
Hasbro, Inc.	25,441	2,002,716
Hilton Worldwide Holdings, Inc.	14,691	1,881,476
Home Depot, Inc. (The)	124,735	37,537,751
International Game Technology PLC(c)	30,112	570,622
KB Home	27,372	893,422
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Kohl’s Corp.	94,054	$2,740,734
Las Vegas Sands Corp.(b)	102,396	3,859,305
LCI Industries(c)	6,230	841,611
Lear Corp.(c)	26,474	4,001,280
Leggett & Platt, Inc.(c)	47,618	1,887,578
Lennar Corp., Class A	63,375	5,386,875
Lennar Corp., Class B	3,421	232,217
Light & Wonder, Inc.(b)(c)	21,797	1,110,339
Lithia Motors, Inc., Class A(c)	6,611	1,753,766
LKQ Corp.	72,224	3,960,764
Lowe’s Cos., Inc.	87,812	16,818,632
lululemon athletica, inc.(b)	5,073	1,575,217
M.D.C. Holdings, Inc.	20,286	735,368
M/I Homes, Inc.(b)	15,479	712,189
Macy’s, Inc.	212,317	3,747,395
Marriott International, Inc., Class A	23,955	3,804,533
Marriott Vacations Worldwide Corp.(c)	6,142	840,963
Mattel, Inc.(b)(c)	58,757	1,363,162
McDonald’s Corp.	86,465	22,772,287
Meritage Homes Corp.(b)(c)	14,026	1,238,496
MGM Resorts International	89,579	2,931,921
Mohawk Industries, Inc.(b)	25,028	3,215,597
Murphy USA, Inc.(c)	11,684	3,322,462
Newell Brands, Inc.	110,410	2,231,386
NIKE, Inc., Class B	82,689	9,502,620
Nordstrom, Inc.(c)	105,126	2,471,512
Norwegian Cruise Line Holdings Ltd.(b)(c)	96,017	1,166,607
NVR, Inc.(b)	433	1,902,212
ODP Corp. (The)(b)(c)	33,428	1,213,436
O’Reilly Automotive, Inc.(b)	5,231	3,680,479
Penn National Gaming, Inc.(b)(c)	35,402	1,223,139
Penske Automotive Group, Inc.(c)	15,282	1,749,636
Polaris, Inc.(c)	13,670	1,603,218
Pool Corp.	1,897	678,557
PulteGroup, Inc.	70,743	3,085,810
PVH Corp.	22,090	1,367,813
Qurate Retail, Inc., Class A(c)	371,357	1,013,805
Ralph Lauren Corp.	10,322	1,018,059
Ross Stores, Inc.	48,120	3,910,231
Royal Caribbean Cruises Ltd.(b)(c)	49,716	1,924,506
Sally Beauty Holdings, Inc.(b)(c)	59,743	763,516
Service Corp. International(c)	27,563	2,052,341
Signet Jewelers Ltd.	16,749	1,021,019
Six Flags Entertainment Corp.(b)(c)	22,744	515,606
Skechers U.S.A., Inc., Class A(b)(c)	28,533	1,083,113
Sonic Automotive, Inc., Class A(c)	15,096	631,768
Starbucks Corp.	129,081	10,943,487
Tapestry, Inc.	68,594	2,306,816
Target Corp.	104,142	17,014,720
Taylor Morrison Home Corp., Class A(b)(c)	58,295	1,673,067
Tempur Sealy International, Inc.	26,162	718,932
Terminix Global Holdings, Inc.(b)	25,126	1,123,132
Tesla, Inc.(b)	8,222	7,329,502
Texas Roadhouse, Inc.(c)	8,792	766,838
Thor Industries, Inc.(c)	19,245	1,622,931
TJX Cos., Inc. (The)	162,106	9,914,403
Toll Brothers, Inc.	35,128	1,727,595
TopBuild Corp.(b)(c)	3,793	803,054
Tractor Supply Co.	11,403	2,183,446
Travel + Leisure Co.	19,330	833,316
Tri Pointe Homes, Inc.(b)(c)	55,258	1,023,378
Tupperware Brands Corp.(b)(c)	43,883	327,367
	Shares	Value
Consumer Discretionary-(continued)
Ulta Beauty, Inc.(b)	6,001	$2,333,849
Under Armour, Inc., Class A(b)(c)	32,919	304,830
Under Armour, Inc., Class C(b)	34,566	285,515
Urban Outfitters, Inc.(b)(c)	31,139	637,727
Vail Resorts, Inc.	5,335	1,265,089
VF Corp.	70,091	3,131,666
Victoria’s Secret & Co.(b)(c)	20,849	770,579
Visteon Corp.(b)(c)	13,487	1,720,671
Wayfair, Inc., Class A(b)(c)	6,767	364,809
Whirlpool Corp.(c)	25,359	4,383,810
Williams-Sonoma, Inc.(c)	13,736	1,983,753
Wynn Resorts Ltd.(b)(c)	20,984	1,332,064
Yum China Holdings, Inc. (China)	58,463	2,847,733
Yum! Brands, Inc.	32,176	3,942,847
		507,298,823
Consumer Staples-8.36%
Albertsons Cos., Inc., Class A	141,721	3,805,209
Altria Group, Inc.	568,097	24,916,734
Archer-Daniels-Midland Co.	191,341	15,837,295
B&G Foods, Inc.(c)	30,050	742,536
BJ’s Wholesale Club Holdings, Inc.(b)	39,163	2,651,335
Brown-Forman Corp., Class B	17,770	1,318,889
Bunge Ltd.	73,568	6,792,533
Campbell Soup Co.	54,095	2,669,588
Casey’s General Stores, Inc.	10,036	2,033,795
Church & Dwight Co., Inc.	23,583	2,074,597
Clorox Co. (The)	22,444	3,183,457
Coca-Cola Co. (The)	543,485	34,875,432
Coca-Cola Europacific Partners PLC (United Kingdom)	75,645	4,093,907
Colgate-Palmolive Co.	123,921	9,757,540
Conagra Brands, Inc.	132,091	4,518,833
Constellation Brands, Inc., Class A	25,064	6,173,514
Costco Wholesale Corp.	56,210	30,426,473
Coty, Inc., Class A(b)(c)	95,205	696,901
Darling Ingredients, Inc.(b)(c)	24,195	1,676,230
Edgewell Personal Care Co.(c)	21,381	850,536
Energizer Holdings, Inc.(c)	21,747	642,189
Estee Lauder Cos., Inc. (The), Class A	11,418	3,118,256
Flowers Foods, Inc.	45,290	1,286,689
General Mills, Inc.	143,608	10,740,442
Hain Celestial Group, Inc. (The)(b)	20,410	464,328
Herbalife Nutrition Ltd.(b)	29,306	715,359
Hershey Co. (The)	15,866	3,616,813
Hormel Foods Corp.	48,667	2,401,230
Ingredion, Inc.	26,397	2,401,599
JM Smucker Co. (The)	31,192	4,127,325
Kellogg Co.(c)	68,168	5,038,979
Keurig Dr Pepper, Inc.	134,086	5,194,492
Kimberly-Clark Corp.	73,959	9,747,057
Kraft Heinz Co. (The)	309,045	11,382,127
Kroger Co. (The)	463,037	21,503,438
Lamb Weston Holdings, Inc.	20,337	1,620,045
McCormick & Co., Inc.	26,699	2,332,158
Molson Coors Beverage Co., Class B	91,697	5,478,896
Mondelez International, Inc., Class A	225,923	14,468,109
Monster Beverage Corp.(b)	24,914	2,481,933
Nomad Foods Ltd. (United Kingdom)(b)	37,085	683,847
Nu Skin Enterprises, Inc., Class A	17,083	743,281
PepsiCo, Inc.	215,341	37,676,061
Performance Food Group Co.(b)	67,069	3,334,000
Philip Morris International, Inc.	322,710	31,351,276

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Post Holdings, Inc.(b)(c)	19,892	$1,729,410
Procter & Gamble Co. (The)	323,824	44,982,392
Rite Aid Corp.(b)(c)	229,723	1,890,620
Spectrum Brands Holdings, Inc.(c)	10,768	748,807
Sprouts Farmers Market, Inc.(b)(c)	45,116	1,247,006
Sysco Corp.	133,442	11,329,226
TreeHouse Foods, Inc.(b)(c)	30,709	1,333,385
Tyson Foods, Inc., Class A	97,383	8,570,678
United Natural Foods, Inc.(b)(c)	46,703	1,985,345
US Foods Holding Corp.(b)(c)	134,775	4,245,413
Walgreens Boots Alliance, Inc.	499,588	19,793,677
Walmart, Inc.	430,802	56,887,404
		496,388,626
Energy-8.44%
Antero Resources Corp.(b)(c)	86,835	3,442,139
APA Corp.	80,524	2,993,077
Baker Hughes Co., Class A	290,606	7,465,668
Cheniere Energy, Inc.	25,206	3,770,313
Chesapeake Energy Corp.(c)	17,523	1,650,141
Chevron Corp.	601,762	98,556,580
CNX Resources Corp.(b)(c)	69,007	1,191,751
ConocoPhillips	209,531	20,414,605
Coterra Energy, Inc.	61,173	1,871,282
Delek US Holdings, Inc.(c)	72,403	1,930,264
Devon Energy Corp.	49,600	3,117,360
Diamondback Energy, Inc.	14,861	1,902,505
DT Midstream, Inc.(c)	22,738	1,251,272
EOG Resources, Inc.	88,386	9,830,291
EQT Corp.	67,267	2,961,766
Equitrans Midstream Corp.	221,099	1,735,627
Exxon Mobil Corp.	1,531,306	148,429,491
Halliburton Co.	158,983	4,658,202
Helmerich & Payne, Inc.(c)	57,954	2,683,270
Hess Corp.	26,797	3,013,859
HF Sinclair Corp.	102,424	4,897,916
Kinder Morgan, Inc.	836,749	15,053,115
Marathon Oil Corp.	186,474	4,624,555
Marathon Petroleum Corp.	248,774	22,802,625
Murphy Oil Corp.(c)	55,007	1,932,946
Nabors Industries Ltd.(b)(c)	6,394	911,081
NOV, Inc.(c)	113,331	2,109,090
Occidental Petroleum Corp.(c)	295,009	19,396,842
ONEOK, Inc.	121,647	7,267,192
Ovintiv, Inc.	43,529	2,223,897
PBF Energy, Inc., Class A(b)	152,584	5,088,676
PDC Energy, Inc.(c)	17,651	1,159,494
Peabody Energy Corp.(b)(c)	51,019	1,070,889
Phillips 66	234,741	20,891,949
Pioneer Natural Resources Co.	16,338	3,871,289
Schlumberger N.V.	343,154	12,706,993
SM Energy Co.(c)	22,382	923,929
Targa Resources Corp.	62,496	4,319,099
TechnipFMC PLC (United Kingdom)(b)(c)	301,812	2,441,659
Transocean Ltd.(b)	803,798	2,716,837
Valaris Ltd.(b)(c)	27,432	1,376,538
Valero Energy Corp.	247,798	27,448,584
Williams Cos., Inc. (The)	337,456	11,503,875
World Fuel Services Corp.(c)	35,083	972,501
		500,581,034
Financials-18.02%
Affiliated Managers Group, Inc.	9,889	1,249,772
	Shares	Value
Financials-(continued)
Aflac, Inc.	205,563	$11,778,760
AGNC Investment Corp.	250,262	3,155,804
Alleghany Corp.(b)	3,779	3,164,837
Allstate Corp. (The)	115,287	13,485,120
Ally Financial, Inc.	145,528	4,812,611
American Equity Investment Life Holding Co.(c)	46,333	1,740,267
American Express Co.	86,920	13,387,418
American Financial Group, Inc.	22,039	2,946,174
American International Group, Inc.	382,681	19,811,395
Ameriprise Financial, Inc.	19,048	5,141,436
Annaly Capital Management, Inc.(c)	529,795	3,644,990
Aon PLC, Class A	16,760	4,877,830
Apollo Commercial Real Estate Finance, Inc.(c)	63,554	812,220
Arch Capital Group Ltd.(b)	96,496	4,284,422
Arthur J. Gallagher & Co.	22,845	4,089,027
Associated Banc-Corp.(c)	53,567	1,076,697
Assurant, Inc.	16,623	2,921,991
Assured Guaranty Ltd.	30,562	1,784,515
Atlantic Union Bankshares Corp.(c)	19,661	680,074
AXIS Capital Holdings Ltd.	29,718	1,500,462
Bank of America Corp.	1,725,862	58,351,394
Bank of Hawaii Corp.(c)	9,510	761,846
Bank of New York Mellon Corp. (The)	260,300	11,312,638
Bank OZK(c)	29,916	1,199,632
BankUnited, Inc.(c)	28,435	1,104,700
Berkshire Hathaway, Inc., Class B(b)	469,233	141,051,440
BlackRock, Inc.(c)	21,698	14,519,868
Blackstone Mortgage Trust, Inc., Class A(c)	45,271	1,402,043
Blackstone, Inc., Class A	40,955	4,180,277
BOK Financial Corp.(c)	8,128	715,508
Bread Financial Holdings, Inc.	28,278	1,120,092
Brighthouse Financial, Inc.(b)	52,771	2,291,317
Brown & Brown, Inc.	19,582	1,274,788
Cadence Bank(c)	27,733	723,831
Cannae Holdings, Inc.(b)(c)	31,013	654,684
Capital One Financial Corp.	163,512	17,958,523
Carlyle Group, Inc. (The)	18,933	736,683
Cathay General Bancorp(c)	18,673	778,664
Cboe Global Markets, Inc.	11,836	1,460,326
Charles Schwab Corp. (The)	132,276	9,133,658
Chimera Investment Corp.(c)	149,232	1,562,459
Chubb Ltd.	101,543	19,155,072
Cincinnati Financial Corp.	33,332	3,244,537
Citigroup, Inc.	1,133,856	58,847,126
Citizens Financial Group, Inc.	158,466	6,016,954
CME Group, Inc., Class A	43,683	8,713,885
CNO Financial Group, Inc.	71,234	1,335,637
Columbia Banking System, Inc.	23,323	703,655
Comerica, Inc.	36,592	2,845,760
Commerce Bancshares, Inc.(c)	18,028	1,252,766
Community Bank System, Inc.(c)	10,622	715,179
Credicorp Ltd. (Peru)	21,634	2,799,440
Cullen/Frost Bankers, Inc.(c)	11,004	1,434,922
Discover Financial Services	72,793	7,352,093
East West Bancorp, Inc.	23,006	1,651,371
Enstar Group Ltd.(b)(c)	3,328	658,678
Equitable Holdings, Inc.	131,301	3,732,887
Essent Group Ltd.	20,899	872,742
Evercore, Inc., Class A	7,961	795,861
Everest Re Group Ltd.	11,413	2,982,788

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
F.N.B. Corp.(c)	121,530	$1,453,499
FactSet Research Systems, Inc.	2,144	921,234
Federated Hermes, Inc., Class B(c)	30,522	1,041,105
Fidelity National Financial, Inc.	83,626	3,341,695
Fifth Third Bancorp	173,458	5,918,387
First American Financial Corp.(c)	37,166	2,155,628
First Citizens BancShares, Inc., Class A(c)	1,201	908,773
First Hawaiian, Inc.(c)	41,168	1,049,372
First Horizon Corp.	131,030	2,929,831
First Republic Bank	18,682	3,039,748
Flagstar Bancorp, Inc.	16,656	686,227
Franklin Resources, Inc.	121,319	3,330,207
Fulton Financial Corp.	51,223	854,912
Genworth Financial, Inc., Class A(b)	239,683	1,018,653
Glacier Bancorp, Inc.(c)	17,702	886,693
Globe Life, Inc.	28,688	2,889,742
Goldman Sachs Group, Inc. (The)	92,855	30,956,928
Hancock Whitney Corp.(c)	22,944	1,119,897
Hanover Insurance Group, Inc. (The)	11,316	1,544,295
Hartford Financial Services Group, Inc. (The)	125,323	8,079,574
Home BancShares, Inc.(c)	37,595	887,242
Hope Bancorp, Inc.	42,960	646,118
Huntington Bancshares, Inc.	333,565	4,433,079
Intercontinental Exchange, Inc.	57,125	5,826,179
Invesco Ltd.(d)	169,384	3,004,872
Jackson Financial, Inc., Class A(c)	48,818	1,342,983
Janus Henderson Group PLC(c)	60,102	1,548,829
Jefferies Financial Group, Inc.	78,861	2,568,503
JPMorgan Chase & Co.	788,064	90,911,063
Kemper Corp.(c)	31,359	1,467,601
KeyCorp	263,157	4,815,773
KKR & Co., Inc., Class A	64,062	3,552,879
Lazard Ltd., Class A	48,468	1,825,790
Lincoln National Corp.	101,343	5,202,950
Loews Corp.	56,814	3,309,415
LPL Financial Holdings, Inc.	8,855	1,858,842
M&T Bank Corp.	50,524	8,965,484
Markel Corp.(b)	3,541	4,593,173
Marsh & McLennan Cos., Inc.	53,903	8,837,936
MetLife, Inc.	349,868	22,129,151
MFA Financial, Inc.(c)	58,530	758,549
MGIC Investment Corp.	81,365	1,150,501
Moody’s Corp.	8,653	2,684,593
Morgan Stanley	276,781	23,332,638
MSCI, Inc.	2,188	1,053,172
Nasdaq, Inc.	12,195	2,206,075
Navient Corp.(c)	120,235	1,980,270
New York Community Bancorp, Inc.(c)	230,041	2,443,035
Northern Trust Corp.	46,218	4,611,632
Old National Bancorp(c)	54,558	949,855
Old Republic International Corp.	119,058	2,770,480
OneMain Holdings, Inc.	48,491	1,803,865
PacWest Bancorp	37,077	1,039,268
PennyMac Mortgage Investment Trust(c)	57,561	884,137
Pinnacle Financial Partners, Inc.	12,314	974,037
PNC Financial Services Group, Inc. (The)	101,679	16,872,613
Popular, Inc.	23,187	1,800,934
Primerica, Inc.(c)	8,264	1,063,494
Principal Financial Group, Inc.	105,425	7,057,149
Progressive Corp. (The)	125,882	14,483,983
Prosperity Bancshares, Inc.(c)	22,335	1,654,800
	Shares	Value
Financials-(continued)
Prudential Financial, Inc.	165,856	$16,583,941
Radian Group, Inc.	56,362	1,260,818
Raymond James Financial, Inc.	27,434	2,701,426
Regions Financial Corp.	282,371	5,980,618
Reinsurance Group of America, Inc.	36,677	4,246,463
RenaissanceRe Holdings Ltd. (Bermuda)	12,533	1,620,642
Rithm Capital Corp.	277,587	3,028,474
S&P Global, Inc.	19,486	7,344,858
SEI Investments Co.(c)	14,651	811,079
Selective Insurance Group, Inc.(c)	13,577	1,057,105
Signature Bank	5,355	993,727
Simmons First National Corp., Class A(c)	31,245	742,069
SLM Corp.(c)	63,001	982,816
South State Corp.(c)	14,174	1,201,530
Starwood Property Trust, Inc.(c)	101,397	2,394,997
State Street Corp.	99,029	7,035,020
Stifel Financial Corp.	17,641	1,055,108
SVB Financial Group(b)	5,039	2,033,488
Synchrony Financial	261,449	8,753,313
Synovus Financial Corp.(c)	34,674	1,400,136
T. Rowe Price Group, Inc.(c)	40,011	4,940,158
Texas Capital Bancshares, Inc.(b)(c)	16,581	971,978
Travelers Cos., Inc. (The)	97,958	15,545,935
Truist Financial Corp.	316,783	15,988,038
Two Harbors Investment Corp.(c)	152,710	821,580
U.S. Bancorp	392,431	18,522,743
UMB Financial Corp.(c)	8,969	811,695
Umpqua Holdings Corp.	57,121	1,005,901
United Bankshares, Inc.(c)	38,031	1,473,321
Unum Group	162,126	5,218,836
Valley National Bancorp(c)	108,563	1,269,101
Voya Financial, Inc.(c)	44,609	2,683,677
W.R. Berkley Corp.	43,548	2,723,056
Washington Federal, Inc.	21,699	740,587
Webster Financial Corp.	22,310	1,036,299
Wells Fargo & Co.	1,524,607	66,884,509
WesBanco, Inc.	21,007	716,759
Western Alliance Bancorporation(c)	10,954	836,667
White Mountains Insurance Group Ltd.(c)	680	842,812
Willis Towers Watson PLC	21,323	4,412,582
Wintrust Financial Corp.	12,622	1,085,997
Zions Bancorporation N.A.	38,474	2,098,757
		1,069,039,504
Health Care-13.33%
Abbott Laboratories	171,168	18,629,925
AbbVie, Inc.	243,127	34,891,156
Acadia Healthcare Co., Inc.(b)(c)	21,873	1,813,490
Agilent Technologies, Inc.	20,148	2,701,847
Align Technology, Inc.(b)	2,501	702,706
AmerisourceBergen Corp.	75,987	11,088,783
Amgen, Inc.	111,983	27,712,433
Avantor, Inc.(b)	43,399	1,259,439
Baxter International, Inc.	65,826	3,861,353
Becton, Dickinson and Co.	36,593	8,940,036
Biogen, Inc.(b)	47,427	10,199,651
BioMarin Pharmaceutical, Inc.(b)	11,967	1,029,760
Bio-Rad Laboratories, Inc., Class A(b)	2,856	1,608,671
Boston Scientific Corp.(b)	145,315	5,965,181
Bristol-Myers Squibb Co.	328,827	24,260,856
Brookdale Senior Living, Inc.(b)(c)	163,499	788,065
Cardinal Health, Inc.	265,984	15,842,007
Catalent, Inc.(b)	14,553	1,645,944

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Centene Corp.(b)(c)	212,356	$19,742,737
Change Healthcare, Inc.(b)	71,262	1,729,529
Charles River Laboratories International, Inc.(b)	4,112	1,030,221
Cigna Corp.	98,154	27,027,686
Community Health Systems, Inc.(b)(c)	131,057	390,550
Cooper Cos., Inc. (The)	3,051	997,677
CVS Health Corp.	515,771	49,348,969
Danaher Corp.	40,411	11,778,594
DaVita, Inc.(b)	24,172	2,034,316
DENTSPLY SIRONA, Inc.	26,081	943,089
Edwards Lifesciences Corp.(b)	22,874	2,299,752
Elanco Animal Health, Inc.(b)	85,275	1,727,672
Elevance Health, Inc.	53,762	25,649,850
Eli Lilly and Co.	57,797	19,055,093
Embecta Corp.(b)(c)	7,318	215,369
Encompass Health Corp.	24,918	1,261,349
Enhabit, Inc.(b)	12,444	217,894
Enovis Corp.(b)(c)	9,205	549,723
Envista Holdings Corp.(b)(c)	31,582	1,283,808
Gilead Sciences, Inc.	393,759	23,527,100
HCA Healthcare, Inc.	41,171	8,745,544
Henry Schein, Inc.(b)	32,118	2,531,862
Hologic, Inc.(b)	27,342	1,951,672
Horizon Therapeutics PLC(b)	12,836	1,065,003
Humana, Inc.	30,350	14,628,700
ICON PLC(b)	4,812	1,160,895
IDEXX Laboratories, Inc.(b)	1,919	766,026
Illumina, Inc.(b)	6,695	1,450,673
Incyte Corp.(b)	10,752	835,215
Intuitive Surgical, Inc.(b)	12,849	2,957,454
IQVIA Holdings, Inc.(b)	18,586	4,465,658
Jazz Pharmaceuticals PLC(b)	12,042	1,879,275
Johnson & Johnson	430,653	75,157,562
Laboratory Corp. of America Holdings	20,974	5,499,173
McKesson Corp.	74,176	25,337,038
Medtronic PLC	262,410	24,278,173
Merck & Co., Inc.	463,295	41,390,775
Mettler-Toledo International, Inc.(b)	777	1,048,740
Molina Healthcare, Inc.(b)	12,374	4,055,207
Organon & Co.	141,578	4,490,854
Owens & Minor, Inc.(c)	35,475	1,256,170
Patterson Cos., Inc.	36,573	1,135,957
Pediatrix Medical Group, Inc.(b)(c)	31,409	711,728
PerkinElmer, Inc.	7,805	1,195,492
Perrigo Co. PLC	52,325	2,190,848
Pfizer, Inc.	1,114,603	56,298,598
Premier, Inc., Class A	28,005	1,077,072
Quest Diagnostics, Inc.	30,346	4,144,353
Regeneron Pharmaceuticals, Inc.(b)	8,595	4,999,626
ResMed, Inc.	7,715	1,855,612
Royalty Pharma PLC, Class A(c)	29,311	1,274,735
Select Medical Holdings Corp.(c)	53,642	1,588,876
STERIS PLC	6,666	1,504,183
Stryker Corp.	30,223	6,490,389
Syneos Health, Inc.(b)(c)	18,736	1,482,767
Teladoc Health, Inc.(b)(c)	45,659	1,682,534
Teleflex, Inc.	4,269	1,026,524
Tenet Healthcare Corp.(b)(c)	60,687	4,012,624
Thermo Fisher Scientific, Inc.	24,858	14,875,276
United Therapeutics Corp.(b)	7,573	1,749,893
UnitedHealth Group, Inc.	131,202	71,156,093
	Shares	Value
Health Care-(continued)
Universal Health Services, Inc., Class B	22,960	$2,582,311
Vertex Pharmaceuticals, Inc.(b)	14,015	3,929,946
Viatris, Inc.	590,242	5,719,445
Waters Corp.(b)	3,338	1,215,132
West Pharmaceutical Services, Inc.	2,229	765,795
Zimmer Biomet Holdings, Inc.	36,824	4,065,001
Zoetis, Inc.	19,398	3,541,105
		790,975,865
Industrials-9.77%
3M Co.	153,685	22,013,839
A.O. Smith Corp.	16,640	1,052,813
ABM Industries, Inc.(c)	27,542	1,234,983
Acuity Brands, Inc.	6,456	1,177,574
AECOM	50,522	3,637,584
AerCap Holdings N.V. (Ireland)(b)	38,167	1,712,172
AGCO Corp.(c)	13,613	1,482,728
Air Lease Corp.	37,730	1,400,160
Allegion PLC	9,722	1,027,615
Allison Transmission Holdings, Inc.	31,168	1,305,004
AMERCO(c)	1,593	855,568
American Airlines Group, Inc.(b)(c)	100,694	1,380,515
AMETEK, Inc.	20,478	2,529,033
Applied Industrial Technologies, Inc.	7,942	798,886
ASGN, Inc.(b)(c)	10,260	1,064,578
Atlas Air Worldwide Holdings, Inc.(b)(c)	15,083	1,141,934
Avis Budget Group, Inc.(b)(c)	17,084	3,109,801
Beacon Roofing Supply, Inc.(b)(c)	22,096	1,326,202
Boeing Co. (The)(b)	105,453	16,799,717
Boise Cascade Co.(c)	11,830	836,499
Booz Allen Hamilton Holding Corp.	25,271	2,425,511
Brink’s Co. (The)(c)	11,214	638,525
Builders FirstSource, Inc.(b)(c)	24,995	1,699,660
BWX Technologies, Inc.(c)	17,219	975,973
C.H. Robinson Worldwide, Inc.	38,737	4,288,186
CACI International, Inc., Class A(b)	6,411	1,937,981
Carlisle Cos., Inc.	7,217	2,136,954
Carrier Global Corp.	140,445	5,692,236
Caterpillar, Inc.	107,199	21,252,202
Cintas Corp.	7,339	3,122,671
Clarivate PLC(b)(c)	85,631	1,240,793
Clean Harbors, Inc.(b)(c)	11,578	1,129,897
Copart, Inc.(b)	10,063	1,289,070
CoStar Group, Inc.(b)	23,333	1,693,742
Crane Holdings Co.	9,901	979,506
CSX Corp.	280,894	9,081,303
Cummins, Inc.	37,903	8,388,313
Curtiss-Wright Corp.(c)	6,898	989,449
Deere & Co.	32,597	11,186,638
Delta Air Lines, Inc.(b)	60,368	1,919,702
Donaldson Co., Inc.(c)	20,003	1,088,363
Dover Corp.	18,144	2,425,490
Dycom Industries, Inc.(b)(c)	10,076	1,039,440
Eaton Corp. PLC	70,768	10,501,264
EMCOR Group, Inc.	13,979	1,626,736
Emerson Electric Co.	105,289	9,483,380
EnerSys	11,873	782,549
Equifax, Inc.	9,803	2,047,945
Esab Corp.(c)	9,204	379,389
Expeditors International of Washington, Inc.	22,900	2,433,125
Fastenal Co.	67,684	3,476,250
FedEx Corp.	79,673	18,570,980
Flowserve Corp.(c)	41,243	1,395,663

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Fluor Corp.(b)(c)	122,551	$3,114,021
Fortive Corp.	37,984	2,448,069
Fortune Brands Home & Security, Inc.	22,879	1,594,209
FTI Consulting, Inc.(b)(c)	5,839	955,027
GATX Corp.(c)	10,671	1,069,768
Generac Holdings, Inc.(b)	2,892	775,924
General Dynamics Corp.	55,987	12,690,573
General Electric Co.	365,398	27,006,566
GEO Group, Inc. (The)(b)(c)	177,438	1,163,993
GMS, Inc.(b)	15,225	807,991
Graco, Inc.	13,676	918,480
Greenbrier Cos., Inc. (The)(c)	18,768	597,198
GXO Logistics, Inc.(b)	19,590	940,320
HEICO Corp.(c)	2,068	326,144
HEICO Corp., Class A	3,778	482,375
Herc Holdings, Inc.(c)	5,343	662,639
Hexcel Corp.	16,180	979,052
Honeywell International, Inc.	110,063	21,182,725
Howmet Aerospace, Inc.	66,548	2,470,927
Hub Group, Inc., Class A(b)(c)	11,399	870,884
Hubbell, Inc.(c)	10,346	2,265,981
Huntington Ingalls Industries, Inc.	12,727	2,759,723
IDEX Corp.	7,963	1,662,276
Illinois Tool Works, Inc.	39,963	8,302,713
Ingersoll Rand, Inc.	47,651	2,373,020
ITT, Inc.(c)	12,495	937,500
J.B. Hunt Transport Services, Inc.	10,801	1,979,499
Jacobs Engineering Group, Inc.	22,601	3,103,117
JELD-WEN Holding, Inc.(b)(c)	47,450	843,661
Johnson Controls International PLC	146,881	7,918,355
KAR Auction Services, Inc.(b)(c)	67,099	1,147,393
KBR, Inc.(c)	27,298	1,453,073
Kennametal, Inc.(c)	24,207	649,958
Kirby Corp.(b)	18,174	1,152,959
Knight-Swift Transportation Holdings, Inc.	34,456	1,893,357
L3Harris Technologies, Inc.	30,694	7,365,639
Landstar System, Inc.	6,624	1,037,186
Leidos Holdings, Inc.	43,400	4,643,800
Lennox International, Inc.	4,210	1,008,421
Lincoln Electric Holdings, Inc.(c)	8,196	1,159,242
Lockheed Martin Corp.	50,495	20,895,336
ManpowerGroup, Inc.	30,796	2,414,714
Masco Corp.	37,752	2,090,706
MasTec, Inc.(b)(c)	16,242	1,281,981
MDU Resources Group, Inc.	73,294	2,094,010
Meritor, Inc.(b)	37,666	1,371,796
Middleby Corp. (The)(b)(c)	7,001	1,012,975
MSC Industrial Direct Co., Inc., Class A	15,431	1,275,526
Mueller Industries, Inc.	15,614	1,051,291
Nielsen Holdings PLC	183,264	4,389,173
Nordson Corp.	4,828	1,115,220
Norfolk Southern Corp.	35,093	8,814,309
Northrop Grumman Corp.	26,577	12,727,725
nVent Electric PLC	35,088	1,238,957
Old Dominion Freight Line, Inc.	5,340	1,620,743
Oshkosh Corp.	17,679	1,522,162
Otis Worldwide Corp.	49,767	3,890,286
Owens Corning	24,123	2,237,167
PACCAR, Inc.	90,428	8,275,971
Parker-Hannifin Corp.	17,538	5,070,060
Pentair PLC	27,260	1,332,741
Pitney Bowes, Inc.	210,287	687,638
	Shares	Value
Industrials-(continued)
Quanta Services, Inc.	23,262	$3,227,137
Raytheon Technologies Corp.	258,038	24,051,722
Regal Rexnord Corp.	8,067	1,083,398
Republic Services, Inc.	33,830	4,690,868
Resideo Technologies, Inc.(b)(c)	53,825	1,211,601
Robert Half International, Inc.	13,888	1,099,096
Rockwell Automation, Inc.	12,536	3,200,190
Rush Enterprises, Inc., Class A	15,394	741,837
Ryder System, Inc.(c)	37,230	2,915,854
Science Applications International Corp.	16,421	1,590,702
Sensata Technologies Holding PLC	30,615	1,361,449
Snap-on, Inc.	10,994	2,463,206
Southwest Airlines Co.(b)	36,214	1,380,478
Spirit AeroSystems Holdings, Inc., Class A(c)	27,906	915,875
Stanley Black & Decker, Inc.	34,851	3,392,048
Stericycle, Inc.(b)(c)	21,274	997,112
Sunrun, Inc.(b)(c)	57,883	1,892,195
Terex Corp.	20,450	685,280
Textron, Inc.	50,232	3,297,228
Timken Co. (The)	16,752	1,095,246
Toro Co. (The)	11,173	960,766
Trane Technologies PLC	30,760	4,521,412
TransDigm Group, Inc.(b)	8,714	5,423,071
TransUnion(c)	13,415	1,062,870
Trinity Industries, Inc.(c)	29,454	764,331
Triton International Ltd. (Bermuda)(c)	20,903	1,339,464
Uber Technologies, Inc.(b)	91,017	2,134,349
UFP Industries, Inc.(c)	11,427	1,053,684
Union Pacific Corp.	80,106	18,208,094
United Airlines Holdings, Inc.(b)	54,593	2,006,293
United Parcel Service, Inc., Class B	104,191	20,305,784
United Rentals, Inc.(b)	17,018	5,491,198
Univar Solutions, Inc.(b)	70,955	1,918,623
Valmont Industries, Inc.	3,775	1,024,837
Verisk Analytics, Inc.	8,654	1,646,424
Veritiv Corp.(b)(c)	7,747	960,783
W.W. Grainger, Inc.	6,826	3,710,136
Wabtec Corp.	28,369	2,651,650
Waste Management, Inc.	60,030	9,878,537
Watsco, Inc.(c)	5,332	1,460,701
Werner Enterprises, Inc.(c)	21,173	930,765
WESCO International, Inc.(b)	17,488	2,235,666
Woodward, Inc.(c)	7,154	749,024
XPO Logistics, Inc.(b)(c)	29,147	1,741,242
Xylem, Inc.	22,186	2,041,778
		579,844,340
Information Technology-12.90%
Accenture PLC, Class A	55,313	16,940,159
Adobe, Inc.(b)	15,919	6,528,700
Advanced Micro Devices, Inc.(b)	23,859	2,253,960
Akamai Technologies, Inc.(b)	20,196	1,943,259
Amdocs Ltd.	24,674	2,148,118
Amkor Technology, Inc.	34,295	691,730
Amphenol Corp., Class A	48,766	3,761,322
Analog Devices, Inc.	39,046	6,714,350
ANSYS, Inc.(b)	4,854	1,354,217
Apple, Inc.	777,496	126,350,875
Applied Materials, Inc.	62,375	6,610,503
Arista Networks, Inc.(b)	9,007	1,050,486
Arrow Electronics, Inc.(b)	36,679	4,701,147
Automatic Data Processing, Inc.	43,278	10,435,191
Avnet, Inc.	54,616	2,614,468

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Black Knight, Inc.(b)	19,716	$1,294,947
Block, Inc., Class A(b)(c)	11,512	875,603
Broadcom, Inc.	35,792	19,165,900
Broadridge Financial Solutions, Inc.	13,285	2,132,907
Cadence Design Systems, Inc.(b)	9,820	1,827,306
CDW Corp.	19,194	3,484,287
Check Point Software Technologies Ltd. (Israel)(b)	11,049	1,376,705
Ciena Corp.(b)(c)	19,521	1,007,284
Cirrus Logic, Inc.(b)(c)	8,660	740,084
Cisco Systems, Inc.	733,993	33,301,262
Citrix Systems, Inc.	11,381	1,154,147
Cognex Corp.(c)	11,367	579,490
Cognizant Technology Solutions Corp., Class A	76,179	5,177,125
CommScope Holding Co., Inc.(b)	162,156	1,464,269
Concentrix Corp.	5,870	785,171
Conduent, Inc.(b)	156,524	729,402
Corning, Inc.	145,084	5,333,288
Dell Technologies, Inc., Class C	61,420	2,767,585
DXC Technology Co.(b)	105,533	3,334,843
Entegris, Inc.	5,760	633,024
EPAM Systems, Inc.(b)	1,892	660,781
Euronet Worldwide, Inc.(b)(c)	7,208	708,330
F5, Inc.(b)	6,591	1,103,070
Fidelity National Information Services, Inc.	129,881	13,268,643
First Solar, Inc.(b)(c)	23,568	2,337,239
Fiserv, Inc.(b)	98,232	10,381,158
FleetCor Technologies, Inc.(b)	8,652	1,904,219
Flex Ltd.(b)	327,576	5,503,277
Gartner, Inc.(b)	4,261	1,131,210
Genpact Ltd.	25,767	1,238,877
Global Payments, Inc.	41,384	5,062,091
Hewlett Packard Enterprise Co.	582,331	8,292,393
HP, Inc.	346,539	11,570,937
II-VI Incorporated(b)(c)	11,098	584,199
Insight Enterprises, Inc.(b)(c)	15,667	1,463,454
Intel Corp.	1,324,773	48,102,508
International Business Machines Corp.	329,281	43,066,662
Intuit, Inc.	8,241	3,759,297
IPG Photonics Corp.(b)	5,421	577,770
Jabil, Inc.	64,803	3,845,410
Jack Henry & Associates, Inc.	6,618	1,375,022
Juniper Networks, Inc.	75,568	2,118,171
Keysight Technologies, Inc.(b)	11,084	1,802,258
KLA Corp.	9,535	3,657,054
Kyndryl Holdings, Inc.(b)	192,492	2,015,391
Lam Research Corp.	8,914	4,461,546
Marvell Technology, Inc.	33,762	1,879,868
Mastercard, Inc., Class A	27,751	9,818,026
Maximus, Inc.	11,392	761,555
Microchip Technology, Inc.	49,811	3,429,985
Micron Technology, Inc.	230,905	14,283,783
Microsoft Corp.	383,824	107,754,750
MKS Instruments, Inc.	6,760	799,032
Motorola Solutions, Inc.	14,502	3,460,032
National Instruments Corp.(c)	22,970	872,860
NCR Corp.(b)(c)	45,379	1,472,549
NetApp, Inc.	30,835	2,199,461
NortonLifeLock, Inc.	127,561	3,129,071
NVIDIA Corp.	30,792	5,592,751
NXP Semiconductors N.V. (China)	28,307	5,205,091
	Shares	Value
Information Technology-(continued)
ON Semiconductor Corp.(b)	40,580	$2,709,932
Oracle Corp.	221,797	17,264,679
Paychex, Inc.	36,745	4,713,649
PayPal Holdings, Inc.(b)	90,236	7,808,121
Paysafe Ltd.(b)(c)	265,014	532,678
Qorvo, Inc.(b)	17,181	1,788,027
QUALCOMM, Inc.	113,424	16,453,285
Roper Technologies, Inc.	8,712	3,804,269
Sabre Corp.(b)(c)	106,688	656,131
salesforce.com, inc.(b)	58,385	10,744,008
Sanmina Corp.(b)(c)	34,230	1,576,292
Seagate Technology Holdings PLC	42,081	3,365,638
ServiceNow, Inc.(b)	1,841	822,301
Skyworks Solutions, Inc.	21,118	2,299,328
SS&C Technologies Holdings, Inc.(c)	26,750	1,582,798
Synopsys, Inc.(b)	7,085	2,603,738
TD SYNNEX Corp.(c)	7,823	785,586
TE Connectivity Ltd. (Switzerland)	45,268	6,053,690
Teledyne Technologies, Inc.(b)	3,346	1,309,624
Teradyne, Inc.(c)	10,637	1,073,167
Texas Instruments, Inc.	100,771	18,026,924
Trimble, Inc.(b)	23,498	1,631,466
TTM Technologies, Inc.(b)(c)	78,074	1,056,341
Twilio, Inc., Class A(b)(c)	10,424	883,955
ViaSat, Inc.(b)(c)	22,511	741,287
Visa, Inc., Class A(c)	70,066	14,861,699
Vishay Intertechnology, Inc.(c)	46,250	955,525
VMware, Inc., Class A	23,739	2,758,472
Vontier Corp.(c)	41,390	1,067,862
Western Digital Corp.(b)	133,438	6,551,806
Western Union Co. (The)(c)	128,082	2,179,956
WEX, Inc.(b)(c)	6,088	1,011,886
Workday, Inc., Class A(b)	3,817	592,017
Xerox Holdings Corp.(c)	122,247	2,094,091
Zebra Technologies Corp., Class A(b)	3,974	1,421,460
		765,694,583
Materials-3.33%
Air Products and Chemicals, Inc.	32,761	8,132,263
Albemarle Corp.	11,036	2,696,205
Alcoa Corp.(c)	35,019	1,782,117
AptarGroup, Inc.	10,428	1,123,721
Arconic Corp.(b)(c)	54,213	1,637,775
Ashland, Inc.(c)	10,568	1,061,767
Avery Dennison Corp.	12,216	2,326,659
Avient Corp.(c)	19,086	823,561
Axalta Coating Systems Ltd.(b)	50,508	1,273,812
Ball Corp.	35,473	2,604,428
Berry Global Group, Inc.(b)(c)	49,130	2,832,344
Cabot Corp.(c)	12,781	949,117
Celanese Corp.	21,071	2,476,053
CF Industries Holdings, Inc.	38,972	3,721,436
Chemours Co. (The)	59,550	2,119,385
Cleveland-Cliffs, Inc.(b)(c)	49,322	873,493
Commercial Metals Co.(c)	35,011	1,387,136
Compass Minerals International, Inc.(c)	13,762	512,359
Constellium SE(b)	57,516	841,459
Corteva, Inc.	118,358	6,811,503
Crown Holdings, Inc.	27,168	2,762,442
Dow, Inc.	195,410	10,397,766
DuPont de Nemours, Inc.	187,924	11,506,587
Eastman Chemical Co.	36,140	3,466,910
Ecolab, Inc.	29,397	4,855,502

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
Element Solutions, Inc.	32,295	$638,149
FMC Corp.	15,329	1,703,052
Freeport-McMoRan, Inc.	145,292	4,583,963
Graphic Packaging Holding Co.	79,221	1,762,667
H.B. Fuller Co.(c)	11,808	758,074
Huntsman Corp.	57,614	1,668,501
International Flavors & Fragrances, Inc.	21,470	2,663,353
International Paper Co.	175,863	7,521,661
Linde PLC (United Kingdom)	62,153	18,770,206
Louisiana-Pacific Corp.(c)	16,020	1,019,353
LyondellBasell Industries N.V., Class A	109,780	9,783,594
Martin Marietta Materials, Inc.	6,718	2,365,273
Mosaic Co. (The)	78,862	4,152,873
Newmont Corp.	122,959	5,567,584
Nucor Corp.	61,353	8,331,737
O-I Glass, Inc.(b)(c)	84,691	1,245,805
Olin Corp.	33,921	1,773,051
Packaging Corp. of America	20,317	2,856,773
PPG Industries, Inc.	38,797	5,016,064
Reliance Steel & Aluminum Co.(c)	17,475	3,324,619
Royal Gold, Inc.	6,414	671,995
RPM International, Inc.(c)	22,428	2,027,491
Scotts Miracle-Gro Co. (The)(c)	7,737	688,206
Sealed Air Corp.	21,832	1,334,372
Sherwin-Williams Co. (The)	18,877	4,567,101
Silgan Holdings, Inc.(c)	22,322	993,329
Sonoco Products Co.	32,270	2,048,822
Southern Copper Corp. (Peru)(c)	11,307	563,089
Steel Dynamics, Inc.	50,004	3,894,312
Summit Materials, Inc., Class A(b)	28,389	780,981
Sylvamo Corp.(c)	31,489	1,235,628
Trinseo PLC	17,930	641,356
United States Steel Corp.(c)	101,324	2,396,313
Valvoline, Inc.(c)	23,125	745,088
Vulcan Materials Co.	14,386	2,378,437
Warrior Met Coal, Inc.	45,462	1,451,602
Westlake Corp.(c)	7,871	766,163
WestRock Co.	133,575	5,658,237
		197,324,674
Real Estate-3.45%
Alexandria Real Estate Equities, Inc.	19,568	3,243,983
American Campus Communities, Inc.(c)	33,381	2,180,447
American Homes 4 Rent, Class A(c)	28,993	1,098,255
American Tower Corp.	38,780	10,502,787
Americold Realty Trust, Inc.(c)	45,375	1,486,031
Anywhere Real Estate, Inc.(b)(c)	69,650	691,625
Apple Hospitality REIT, Inc.	84,056	1,402,054
AvalonBay Communities, Inc.	21,246	4,545,369
Boston Properties, Inc.	32,717	2,982,482
Brandywine Realty Trust(c)	69,978	654,294
Brixmor Property Group, Inc.	77,311	1,792,069
Camden Property Trust	11,759	1,659,195
CBRE Group, Inc., Class A(b)	58,603	5,017,589
Corporate Office Properties Trust(c)	35,036	986,263
Cousins Properties, Inc.(c)	33,990	1,048,591
Crown Castle, Inc.	55,692	10,061,317
CubeSmart	24,623	1,129,457
Cushman & Wakefield PLC(b)(c)	43,321	727,793
DiamondRock Hospitality Co.(b)	82,047	761,396
Digital Realty Trust, Inc.	47,624	6,307,799
DigitalBridge Group, Inc.(b)	183,195	1,003,909
Douglas Emmett, Inc.(c)	39,728	939,170
	Shares	Value
Real Estate-(continued)
Duke Realty Corp.	39,684	$2,482,631
EPR Properties	25,795	1,388,029
Equinix, Inc.	8,707	6,127,464
Equity LifeStyle Properties, Inc.	16,566	1,217,932
Equity Residential	63,216	4,955,502
Essex Property Trust, Inc.	9,739	2,790,516
Extra Space Storage, Inc.	11,618	2,201,843
Federal Realty OP L.P.	13,987	1,477,167
First Industrial Realty Trust, Inc.	14,906	774,367
Gaming and Leisure Properties, Inc.	41,626	2,164,136
Healthcare Realty Trust, Inc.(c)	78,200	2,052,750
Healthpeak Properties, Inc.	108,246	2,990,837
Highwoods Properties, Inc.	31,504	1,120,597
Host Hotels & Resorts, Inc.	213,412	3,800,868
Howard Hughes Corp. (The)(b)(c)	8,629	611,710
Hudson Pacific Properties, Inc.(c)	48,093	723,319
Invitation Homes, Inc.	70,279	2,742,989
Iron Mountain, Inc.	87,966	4,265,471
JBG SMITH Properties(c)	35,519	903,603
Jones Lang LaSalle, Inc.(b)	12,728	2,426,848
Kilroy Realty Corp.(c)	24,558	1,330,552
Kimco Realty Corp.	99,032	2,189,598
Lamar Advertising Co., Class A	15,172	1,533,282
Life Storage, Inc.	9,534	1,200,235
LXP Industrial Trust(c)	54,618	599,159
Macerich Co. (The)(c)	111,958	1,187,874
Medical Properties Trust, Inc.(c)	112,175	1,933,897
Mid-America Apartment Communities, Inc.	14,412	2,676,741
National Retail Properties, Inc.	34,793	1,656,495
Omega Healthcare Investors, Inc.	67,903	2,104,993
Outfront Media, Inc.(c)	47,819	882,739
Paramount Group, Inc.	102,536	804,908
Park Hotels & Resorts, Inc.	115,547	1,801,378
Pebblebrook Hotel Trust	38,525	753,549
Physicians Realty Trust(c)	54,896	975,502
Piedmont Office Realty Trust, Inc., Class A(c)	53,898	741,636
Prologis, Inc.	65,867	8,731,330
Public Storage	12,168	3,971,757
Rayonier, Inc.(c)	25,604	966,551
Realty Income Corp.	53,056	3,925,613
Regency Centers Corp.	34,985	2,254,084
Rexford Industrial Realty, Inc.	10,872	711,138
RLJ Lodging Trust	85,274	1,065,072
Ryman Hospitality Properties, Inc.(b)	9,197	814,302
Sabra Health Care REIT, Inc.(c)	93,057	1,432,147
SBA Communications Corp., Class A	3,426	1,150,417
Service Properties Trust(c)	120,879	790,549
Simon Property Group, Inc.	60,939	6,620,413
SITE Centers Corp.(c)	60,182	879,259
SL Green Realty Corp.	28,645	1,422,224
Spirit Realty Capital, Inc.	23,662	1,049,173
STAG Industrial, Inc.	23,725	777,706
STORE Capital Corp.	45,984	1,334,456
Sun Communities, Inc.	11,492	1,884,228
Sunstone Hotel Investors, Inc.(b)(c)	85,684	970,800
UDR, Inc.	38,676	1,871,918
Uniti Group, Inc.(c)	104,340	1,040,270
Ventas, Inc.	129,762	6,978,600
VICI Properties, Inc.(c)	92,475	3,161,720
Vornado Realty Trust	71,245	2,165,136
W.P. Carey, Inc.(c)	33,163	2,961,456

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Welltower, Inc.(c)	104,391	$9,013,119
Weyerhaeuser Co.	158,413	5,753,560
Xenia Hotels & Resorts, Inc.(b)(c)	45,493	746,995
Zillow Group, Inc., Class A(b)(c)	4,638	162,330
Zillow Group, Inc., Class C(b)(c)	13,660	476,461
		204,895,776
Utilities-5.39%
AES Corp. (The)	243,600	5,412,792
ALLETE, Inc.	19,079	1,184,234
Alliant Energy Corp.	55,872	3,404,281
Ameren Corp.	61,636	5,739,544
American Electric Power Co., Inc.	149,274	14,712,445
American Water Works Co., Inc.	24,883	3,867,814
Atmos Energy Corp.(c)	26,733	3,245,119
Avangrid, Inc.(c)	20,381	993,166
Avista Corp.	25,973	1,097,619
Black Hills Corp.(c)	19,718	1,522,230
CenterPoint Energy, Inc.	177,928	5,638,538
CMS Energy Corp.	72,673	4,994,815
Consolidated Edison, Inc.	122,342	12,144,890
Dominion Energy, Inc.	212,584	17,427,636
DTE Energy Co.	53,874	7,019,782
Duke Energy Corp.	256,692	28,218,152
Edison International	139,762	9,471,671
Entergy Corp.	69,601	8,013,163
Essential Utilities, Inc.	34,665	1,800,500
Evergy, Inc.	76,585	5,227,692
Eversource Energy	87,387	7,709,281
Exelon Corp.	485,595	22,575,312
FirstEnergy Corp.	184,638	7,588,622
Hawaiian Electric Industries, Inc.(c)	32,676	1,382,195
IDACORP, Inc.	12,432	1,388,903
National Fuel Gas Co.	21,430	1,550,246
New Jersey Resources Corp.(c)	26,229	1,211,518
NextEra Energy, Inc.(c)	285,629	24,132,794
NiSource, Inc.	109,799	3,337,890
NorthWestern Corp.	18,936	1,050,001
NRG Energy, Inc.	67,562	2,550,466
OGE Energy Corp.	65,534	2,692,137
	Shares	Value
Utilities-(continued)
ONE Gas, Inc.(c)	14,886	$1,264,417
PG&E Corp.(b)(c)	419,855	4,559,625
Pinnacle West Capital Corp.	48,831	3,587,614
PNM Resources, Inc.(c)	25,365	1,224,369
Portland General Electric Co.(c)	31,509	1,617,672
PPL Corp.	366,592	10,660,495
Public Service Enterprise Group, Inc.	140,114	9,201,286
Sempra Energy	73,759	12,229,242
South Jersey Industries, Inc.(c)	37,116	1,272,336
Southern Co. (The)	329,469	25,332,871
Southwest Gas Holdings, Inc.(c)	23,514	2,044,777
Spire, Inc.	19,154	1,441,147
UGI Corp.	79,207	3,418,574
Vistra Corp.(c)	227,436	5,879,221
WEC Energy Group, Inc.	73,621	7,642,596
Xcel Energy, Inc.	135,680	9,929,062
		319,610,752
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $4,950,744,602)		5,930,605,610
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.91%
Invesco Private Government Fund, 1.77%(d)(e)(f)	98,465,191	98,465,191
Invesco Private Prime Fund, 1.89%(d)(e)(f)	252,368,506	252,368,506
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $350,837,777)		350,833,697
TOTAL INVESTMENTS IN SECURITIES-105.86% (Cost $5,301,582,379)		6,281,439,307
OTHER ASSETS LESS LIABILITIES-(5.86)%		(347,499,559)
NET ASSETS-100.00%		$5,933,939,748

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Invesco Ltd.	$2,923,045	$227,459	$(54,174)	$(92,395)	$937	$3,004,872	$29,861
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	4,450,312	43,513,995	(47,964,307)	-	-	-	15,296
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2022
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$72,621,826	$158,971,202	$(133,127,837)	$-	$-	$98,465,191	$253,801*
Invesco Private Prime Fund	165,708,735	370,539,106	(283,876,635)	(25,117)	22,417	252,368,506	734,228*
Total	$245,703,918	$573,251,762	$(465,022,953)	$(117,512)	$23,354	$353,838,569	$1,033,186

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-3.34%
Advantage Solutions, Inc.(b)(c)	154,720	$686,957
ATN International, Inc.	20,363	937,513
Audacy, Inc.(b)	308,959	196,807
Bandwidth, Inc., Class A(b)(c)	13,275	220,763
Boston Omaha Corp., Class A(b)(c)	13,271	323,812
Bumble, Inc., Class A(b)(c)	86,795	3,291,266
Cardlytics, Inc.(b)(c)	5,371	74,120
Cargurus, Inc.(b)(c)	24,470	594,376
Cars.com, Inc.(b)(c)	61,641	724,898
Clear Channel Outdoor Holdings, Inc.(b)	788,293	1,221,854
Cogent Communications Holdings, Inc.	44,630	2,847,840
comScore, Inc.(b)(c)	155,705	312,967
Consolidated Communications Holdings, Inc.(b)(c)	144,788	955,601
DHI Group, Inc.(b)	61,127	298,911
E.W. Scripps Co. (The), Class A(b)(c)	88,468	1,261,554
EchoStar Corp., Class A(b)(c)	145,528	2,875,633
Entravision Communications Corp., Class A	129,682	695,096
Eros Media World PLC (United Arab Emirates)(b)	140,698	246,222
Eventbrite, Inc., Class A(b)(c)	30,079	281,539
Gannett Co., Inc.(b)(c)	530,992	1,598,286
Gogo, Inc.(b)	42,615	739,796
IDT Corp., Class B(b)(c)	26,777	697,005
IMAX Corp.(b)	47,884	804,930
Iridium Communications, Inc.(b)(c)	84,856	3,793,912
John Wiley & Sons, Inc., Class A	77,187	4,030,705
Lee Enterprises, Inc.(b)	27,878	513,513
Liberty Media Corp.-Liberty Braves, Class A(b)(c)	4,904	141,529
Liberty Media Corp.-Liberty Braves, Class C(b)(c)	17,806	492,692
Liberty TripAdvisor Holdings, Inc., Class A(b)	345,651	236,702
Loyalty Ventures, Inc.(b)(c)	43,954	129,664
Madison Square Garden Entertainment Corp.(b)(c)	43,057	2,507,209
Madison Square Garden Sports Corp., Class A(b)	4,219	648,798
Magnite, Inc.(b)(c)	53,205	406,486
Marcus Corp. (The)(b)(c)	64,719	1,063,333
National CineMedia, Inc.(c)	277,797	405,584
New York Times Co. (The), Class A	94,770	3,027,901
Pinterest, Inc., Class A(b)	124,360	2,422,533
Playtika Holding Corp.(b)	59,936	735,415
QuinStreet, Inc.(b)(c)	60,257	647,763
Radius Global Infrastructure, Inc., Class A(b)(c)	25,564	390,618
Roku, Inc., Class A(b)(c)	18,335	1,201,309
Scholastic Corp.	50,924	2,396,993
Shenandoah Telecommunications Co.(c)	76,940	1,715,762
Shutterstock, Inc.(c)	8,439	476,804
Sinclair Broadcast Group, Inc., Class A(c)	119,982	2,620,407
Sirius XM Holdings, Inc.(c)	577,346	3,856,671
Skillz, Inc., (Acquired 03/18/2022 - 07/20/2022; Cost $228,548)(b)(c)(d)	77,181	121,946
Spok Holdings, Inc.	49,307	325,919
Stagwell, Inc.(b)(c)	41,692	275,584
Taboola.com Ltd. (Israel)(b)	79,651	208,686
TechTarget, Inc.(b)(c)	5,561	362,522
Thryv Holdings, Inc.(b)(c)	24,306	591,608
TripAdvisor, Inc.(b)(c)	94,670	1,799,677
TrueCar, Inc.(b)	202,521	520,479
	Shares	Value
Communication Services-(continued)
United States Cellular Corp.(b)(c)	51,804	$1,517,339
Urban One, Inc., Class A(b)	43,050	216,542
Urban One, Inc., Class D(b)	94,063	330,161
Vimeo, Inc.(b)(c)	61,399	341,378
WideOpenWest, Inc.(b)(c)	98,693	1,813,977
World Wrestling Entertainment, Inc., Class A	24,021	1,664,896
Yelp, Inc.(b)(c)	64,068	1,964,325
Ziff Davis, Inc.(b)(c)	36,185	2,963,190
ZipRecruiter, Inc., Class A(b)(c)	21,744	381,172
ZoomInfo Technologies, Inc., Class A(b)	5,779	218,966
		71,368,416
Consumer Discretionary-12.51%
1-800-Flowers.com, Inc., Class A(b)(c)	53,876	537,144
2U, Inc.(b)(c)	147,782	1,446,786
Aaron’s Co., Inc. (The)	97,395	1,268,083
Acushnet Holdings Corp.(c)	39,540	1,926,784
ADT, Inc.(c)	496,175	3,622,077
Adtalem Global Education, Inc.(b)(c)	142,297	5,706,110
Afya Ltd., Class A (Brazil)(b)(c)	34,638	363,699
American Outdoor Brands, Inc.(b)	30,846	243,683
American Public Education, Inc.(b)(c)	38,787	609,344
America’s Car-Mart, Inc.(b)(c)	9,972	1,032,800
Arco Platform Ltd., Class A (Brazil)(b)(c)	20,295	294,277
Arcos Dorados Holdings, Inc., Class A (Brazil)	372,029	2,700,931
Arko Corp.(c)	230,569	2,105,095
Bally’s Corp.(b)(c)	24,430	536,727
Barnes & Noble Education, Inc.(b)(c)	225,272	610,487
Bassett Furniture Industries, Inc.(c)	33,186	761,619
Beazer Homes USA, Inc.(b)	166,006	2,448,588
Big 5 Sporting Goods Corp.(c)	72,365	930,614
BJ’s Restaurants, Inc.(b)(c)	39,556	928,379
Bluegreen Vacations Holding Corp.	22,841	600,261
Boot Barn Holdings, Inc.(b)(c)	19,710	1,227,933
Boyd Gaming Corp.	57,282	3,179,724
Buckle, Inc. (The)	66,053	1,994,801
Build-A-Bear Workshop, Inc.(c)	18,892	301,705
Caleres, Inc.(c)	106,536	2,644,223
Callaway Golf Co.(b)(c)	49,971	1,146,834
Camping World Holdings, Inc., Class A(c)	65,337	1,766,712
Canoo, Inc.(b)(c)	51,124	176,889
CarParts.com, Inc.(b)(c)	48,962	390,717
Carriage Services, Inc.	14,338	520,183
Carrols Restaurant Group, Inc.(c)	156,144	388,799
Carvana Co.(b)(c)	10,505	306,221
Cato Corp. (The), Class A	48,056	593,492
Cavco Industries, Inc.(b)	7,279	1,876,453
Century Casinos, Inc.(b)(c)	36,504	307,729
Century Communities, Inc.(c)	60,239	3,082,430
Cheesecake Factory, Inc. (The)(c)	73,880	2,159,512
Chegg, Inc.(b)	42,871	913,152
Chico’s FAS, Inc.(b)(c)	544,886	2,735,328
Children’s Place, Inc. (The)(b)(c)	34,299	1,486,519
Choice Hotels International, Inc.	12,600	1,522,962
Churchill Downs, Inc.	11,556	2,424,449
Chuy’s Holdings, Inc.(b)(c)	24,286	539,878
Citi Trends, Inc.(b)(c)	20,148	495,238
Columbia Sportswear Co.(c)	37,825	2,799,428
Conn’s, Inc.(b)(c)	78,348	738,038
Container Store Group, Inc. (The)(b)	126,325	942,384
ContextLogic, Inc., Class A(b)(c)	708,994	1,063,491
Cooper-Standard Holdings, Inc.(b)	73,644	317,406
Coupang, Inc. (South Korea)(b)(c)	69,129	1,195,240
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Crocs, Inc.(b)(c)	25,043	$1,794,081
Dave & Buster’s Entertainment, Inc.(b)	37,635	1,406,044
Denny’s Corp.(b)	60,022	582,814
Designer Brands, Inc., Class A(c)	223,460	3,224,528
Despegar.com Corp. (Argentina)(b)	50,771	375,705
Destination XL Group, Inc.(b)(c)	84,788	351,022
Dillard’s, Inc., Class A(c)	9,349	2,125,495
Dine Brands Global, Inc.(c)	21,734	1,549,852
DoorDash, Inc., Class A(b)(c)	30,186	2,105,473
Dorman Products, Inc.(b)	25,773	2,605,393
DraftKings, Inc., Class A(b)(c)	158,354	2,174,200
Drive Shack, Inc.(b)	254,388	345,968
Duluth Holdings, Inc., Class B(b)(c)	24,283	234,088
El Pollo Loco Holdings, Inc.(b)(c)	35,027	340,462
Ethan Allen Interiors, Inc.(c)	62,509	1,437,082
Etsy, Inc.(b)(c)	19,992	2,073,570
Everi Holdings, Inc.(b)(c)	61,770	1,186,602
Express, Inc.(b)(c)	396,387	669,894
Farfetch Ltd., Class A (United Kingdom)(b)	37,046	294,145
Fisker, Inc.(b)(c)	54,641	523,461
Five Below, Inc.(b)(c)	21,689	2,756,021
Fiverr International Ltd.(b)	5,882	188,695
Flexsteel Industries, Inc.(c)	14,650	267,509
Floor & Decor Holdings, Inc., Class A(b)(c)	38,181	3,076,243
Fossil Group, Inc.(b)	174,157	1,050,167
Fox Factory Holding Corp.(b)	16,244	1,537,657
Franchise Group, Inc.(c)	20,000	658,600
frontdoor, inc.(b)(c)	73,424	1,965,560
Full House Resorts, Inc.(b)(c)	31,776	197,329
Funko, Inc., Class A(b)(c)	39,284	1,029,634
Garrett Motion, Inc. (Switzerland)(b)(c)	106,425	703,469
Genesco, Inc.(b)(c)	50,022	2,803,733
Gentherm, Inc.(b)(c)	25,492	1,645,764
Golden Entertainment, Inc.(b)(c)	15,019	658,884
GoPro, Inc., Class A(b)(c)	120,369	765,547
Grand Canyon Education, Inc.(b)	50,402	4,842,120
Green Brick Partners, Inc.(b)(c)	47,648	1,276,966
Groupon, Inc.(b)(c)	91,768	972,741
GrowGeneration Corp.(b)(c)	46,430	225,185
Guess?, Inc.(c)	103,874	1,964,257
Haverty Furniture Cos., Inc., (Acquired 05/02/2018 - 07/20/2022; Cost $1,435,731)(c)(d)	64,667	1,767,349
Helen of Troy Ltd.(b)(c)	20,946	2,802,365
Hibbett, Inc.(c)	40,007	1,877,128
Hilton Grand Vacations, Inc.(b)(c)	48,661	1,983,909
Hooker Furnishings Corp.(c)	26,277	434,622
Hovnanian Enterprises, Inc., Class A(b)(c)	24,188	1,173,360
Hyatt Hotels Corp., Class A	37,145	3,073,749
Installed Building Products, Inc.	18,630	1,889,455
iRobot Corp.(b)(c)	44,759	2,059,362
J Jill, Inc.(b)	18,642	298,645
Jack in the Box, Inc.(c)	31,369	2,168,853
JAKKS Pacific, Inc.(b)	31,008	694,269
JOANN, Inc.(c)	64,038	578,904
Johnson Outdoors, Inc., Class A(c)	7,181	483,353
Kirkland’s, Inc.(b)(c)	54,006	167,959
Kontoor Brands, Inc.(c)	70,325	2,566,862
Lakeland Industries, Inc.(b)	16,155	259,126
Lands’ End, Inc.(b)(c)	46,738	595,909
Laureate Education, Inc., Class A(c)	317,411	3,758,146
La-Z-Boy, Inc.(c)	102,404	2,853,999
	Shares	Value
Consumer Discretionary-(continued)
Lazydays Holdings, Inc.(b)(c)	31,853	$433,838
Leslie’s, Inc.(b)(c)	60,224	912,996
LGI Homes, Inc.(b)(c)	28,554	3,220,891
LL Flooring Holdings, Inc.(b)(c)	83,957	842,928
Lordstown Motors Corp., Class A(b)(c)	210,921	472,463
Lucid Group, Inc.(b)(c)	22,624	412,888
MakeMyTrip Ltd. (India)(b)(c)	24,768	792,576
Malibu Boats, Inc., Class A(b)	16,881	1,054,218
MarineMax, Inc.(b)(c)	41,668	1,701,721
MasterCraft Boat Holdings, Inc.(b)	24,948	591,018
MercadoLibre, Inc. (Brazil)(b)	3,367	2,739,762
Modine Manufacturing Co.(b)	124,626	1,635,093
Monarch Casino & Resort, Inc.(b)	8,498	545,147
Monro, Inc.(c)	56,381	2,827,507
Motorcar Parts of America, Inc.(b)(c)	30,184	454,873
Movado Group, Inc.	20,081	682,352
National Vision Holdings, Inc.(b)(c)	85,222	2,483,369
Nautilus, Inc.(b)	133,163	231,704
Noodles & Co.(b)	42,790	222,936
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	89,362	5,267,890
OneSpaWorld Holdings Ltd. (Bahamas)(b)(c)	33,127	238,846
OneWater Marine, Inc., Class A(b)(c)	15,283	553,856
Overstock.com, Inc.(b)(c)	53,697	1,557,213
Oxford Industries, Inc.	21,052	2,008,361
Papa John’s International, Inc.(c)	18,553	1,779,047
Party City Holdco, Inc.(b)(c)	469,882	535,665
Patrick Industries, Inc.(c)	49,800	3,023,856
Peloton Interactive, Inc., Class A(b)(c)	61,685	585,391
Perdoceo Education Corp.(b)	164,289	2,250,759
Petco Health & Wellness Co., Inc.(b)(c)	88,105	1,226,422
PetMed Express, Inc.(c)	33,677	734,832
Planet Fitness, Inc., Class A(b)(c)	16,154	1,273,097
Playa Hotels & Resorts N.V.(b)	78,548	538,839
PlayAGS, Inc.(b)	71,833	340,488
Purple Innovation, Inc.(b)(c)	63,950	223,185
QuantumScape Corp.(b)(c)	44,022	476,318
Quotient Technology, Inc.(b)(c)	89,274	247,289
RCI Hospitality Holdings, Inc.(c)	5,218	297,217
RealReal, Inc. (The)(b)(c)	46,624	108,634
Red Robin Gourmet Burgers, Inc.(b)	87,445	764,269
Red Rock Resorts, Inc., Class A	38,076	1,497,529
Regis Corp.(b)(c)	657,580	502,720
Rent-A-Center, Inc.(c)	91,419	2,151,089
Revolve Group, Inc.(b)(c)	7,869	222,850
RH(b)(c)	9,830	2,746,797
Rocky Brands, Inc.(c)	11,476	377,331
Ruth’s Hospitality Group, Inc.	32,545	571,165
SeaWorld Entertainment, Inc.(b)(c)	16,439	784,633
Shake Shack, Inc., Class A(b)(c)	13,792	709,736
Shift Technologies, Inc.(b)(c)	178,793	180,581
Shoe Carnival, Inc.	26,458	577,049
Skyline Champion Corp.(b)	24,485	1,549,900
Sleep Number Corp.(b)(c)	34,213	1,541,638
Smith & Wesson Brands, Inc.(c)	97,480	1,418,334
Snap One Holdings Corp.(b)(c)	14,987	182,242
Sonos, Inc.(b)(c)	52,973	1,171,233
Sportsman’s Warehouse Holdings, Inc.(b)(c)	142,752	1,407,535
Standard Motor Products, Inc.	42,282	1,933,979
Steven Madden Ltd.	66,614	2,111,664
Stitch Fix, Inc., Class A(b)(c)	103,953	620,599
Stoneridge, Inc.(b)(c)	87,249	1,642,026
Strategic Education, Inc.(c)	57,869	4,156,730

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Stride, Inc.(b)(c)	63,222	$2,824,759
Sturm Ruger & Co., Inc.(c)	29,250	1,934,302
Superior Group of Cos., Inc.(c)	14,830	273,762
Superior Industries International, Inc.(b)	83,133	384,906
Tenneco, Inc., Class A(b)(c)	389,967	7,358,677
Tile Shop Holdings, Inc.	49,009	163,200
Tilly’s, Inc., Class A(c)	65,914	498,969
Traeger, Inc.(b)(c)	29,852	91,646
TravelCenters of America, Inc.(b)(c)	86,048	3,589,923
Tuesday Morning Corp.(b)	227,979	54,305
Unifi, Inc.(b)	31,635	431,185
Universal Electronics, Inc.(b)	31,460	873,015
Vera Bradley, Inc.(b)	101,840	426,710
Vista Outdoor, Inc.(b)(c)	81,878	2,464,528
VOXX International Corp.(b)	50,679	479,423
Vroom, Inc.(b)(c)	325,420	484,876
Wendy’s Co. (The)(c)	169,086	3,555,879
Wingstop, Inc.(c)	8,865	1,118,586
Winnebago Industries, Inc.	43,513	2,626,880
Wolverine World Wide, Inc.	122,596	2,754,732
Workhorse Group, Inc.(b)(c)	113,482	371,086
WW International, Inc.(b)(c)	213,218	1,415,768
Wyndham Hotels & Resorts, Inc.	47,524	3,298,641
YETI Holdings, Inc.(b)(c)	30,217	1,534,117
Zumiez, Inc.(b)(c)	38,718	1,006,668
		267,748,299
Consumer Staples-3.86%
Adecoagro S.A. (Brazil)	353,045	2,894,969
Alico, Inc.(c)	9,314	339,402
Andersons, Inc. (The)	80,143	2,898,772
Beauty Health Co. (The)(b)(c)	22,042	293,600
BellRing Brands, Inc.(b)	50,317	1,214,652
Beyond Meat, Inc.(b)(c)	9,968	318,876
Blue Apron Holdings, Inc., Class A(b)(c)	55,125	165,926
Boston Beer Co., Inc. (The), Class A(b)(c)	6,787	2,581,979
Calavo Growers, Inc.	37,443	1,508,953
Cal-Maine Foods, Inc.	41,477	2,119,890
Central Garden & Pet Co., Class A(b)	74,131	3,024,545
Chefs’ Warehouse, Inc. (The)(b)(c)	46,403	1,606,008
Coca-Cola Consolidated, Inc.	4,411	2,262,843
Dole PLC(c)	263,720	2,471,056
elf Beauty, Inc.(b)(c)	27,672	927,842
Farmer Brothers Co.(b)	59,802	303,794
Fresh Del Monte Produce, Inc.	56,731	1,685,478
Freshpet, Inc.(b)(c)	7,621	407,266
Grocery Outlet Holding Corp.(b)(c)	138,201	5,903,947
Hostess Brands, Inc.(b)(c)	176,577	3,994,172
Ingles Markets, Inc., Class A	42,778	4,083,588
Inter Parfums, Inc.	10,371	865,667
J&J Snack Foods Corp.(c)	12,181	1,650,647
John B. Sanfilippo & Son, Inc.	13,911	1,041,934
Lancaster Colony Corp.(c)	18,719	2,478,021
Landec Corp.(b)(c)	59,070	619,054
Limoneira Co.	22,449	284,429
Medifast, Inc.(c)	7,785	1,309,359
MGP Ingredients, Inc.(c)	7,246	762,134
Mission Produce, Inc.(b)(c)	59,453	843,044
National Beverage Corp.(c)	27,954	1,514,548
Natural Grocers by Vitamin Cottage, Inc.	24,213	401,452
Nature’s Sunshine Products, Inc.(b)	16,416	171,547
Oil-Dri Corp.of America(c)	12,008	361,921
Pilgrim’s Pride Corp.(b)	136,454	4,280,562
	Shares	Value
Consumer Staples-(continued)
PriceSmart, Inc.	43,578	$2,892,708
Reynolds Consumer Products, Inc.(c)	54,402	1,580,922
Seneca Foods Corp., Class A(b)	11,947	680,023
Simply Good Foods Co. (The)(b)	39,486	1,288,033
Sovos Brands, Inc.(b)(c)	31,389	444,468
SpartanNash Co.	109,932	3,549,704
Tootsie Roll Industries, Inc.(c)	13,187	463,128
Turning Point Brands, Inc.	15,834	380,016
Universal Corp.	61,672	3,448,082
USANA Health Sciences, Inc.(b)	16,698	1,162,515
Utz Brands, Inc.(c)	38,433	646,443
Vector Group Ltd.	365,138	4,067,637
Village Farms International, Inc. (Canada)(b)(c)	55,483	166,449
Village Super Market, Inc., Class A(c)	15,154	342,026
WD-40 Co.(c)	6,357	1,127,541
Weis Markets, Inc.(c)	31,423	2,417,371
Whole Earth Brands, Inc.(b)(c)	50,180	269,968
		82,518,911
Energy-7.08%
Alto Ingredients, Inc.(b)(c)	308,869	1,328,137
Antero Midstream Corp.	327,748	3,297,145
Arch Resources, Inc.	24,976	3,225,401
Archrock, Inc.	384,385	3,244,209
Ardmore Shipping Corp. (Ireland)(b)	72,251	588,846
Berry Corp.	106,560	910,022
BP Prudhoe Bay Royalty Trust(c)	56,669	1,005,308
Brigham Minerals, Inc., Class A(c)	37,004	982,456
Bristow Group, Inc.(b)	39,144	1,009,915
Cactus, Inc., Class A(c)	18,527	770,538
Callon Petroleum Co.(b)(c)	20,014	921,445
Centennial Resource Development, Inc., Class A(b)(c)	382,751	2,549,122
ChampionX Corp.	161,878	3,381,631
Civitas Resources, Inc.	21,652	1,276,602
Clean Energy Fuels Corp.(b)(c)	116,245	753,268
Comstock Resources, Inc.(b)(c)	176,785	2,816,185
CONSOL Energy, Inc.(b)	131,395	8,057,141
Continental Resources, Inc.(c)	50,473	3,477,085
Core Laboratories N.V.(c)	96,554	1,828,733
CVR Energy, Inc.(c)	139,084	4,664,877
DHT Holdings, Inc.(c)	557,592	3,663,379
DMC Global, Inc.(b)(c)	13,908	316,546
Dorian LPG Ltd.	121,429	1,957,436
Dril-Quip, Inc.(b)(c)	63,977	1,641,010
Evolution Petroleum Corp.	49,246	332,411
Expro Group Holdings N.V.(b)	41,011	499,514
Exterran Corp.(b)(c)	179,114	736,159
Forum Energy Technologies, Inc.(b)(c)	15,518	307,256
Geopark Ltd. (Colombia)	58,131	735,938
Golar LNG Ltd. (Cameroon)(b)	147,033	3,289,128
Green Plains, Inc.(b)(c)	105,663	3,805,981
Hallador Energy Co.(b)(c)	80,766	540,325
Helix Energy Solutions Group, Inc.(b)(c)	626,761	2,532,114
International Seaways, Inc.(c)	125,323	2,963,889
Kosmos Energy Ltd. (Ghana)(b)	588,769	3,732,795
Laredo Petroleum, Inc.(b)(c)	13,678	1,212,828
Liberty Energy, Inc., Class A(b)(c)	123,935	1,759,877
Magnolia Oil & Gas Corp., Class A(c)	39,307	948,478
Matador Resources Co.	77,599	4,483,670
National Energy Services Reunited Corp.(b)(c)	95,234	671,400
Navigator Holdings Ltd.(b)	28,802	335,543
Newpark Resources, Inc.(b)	255,014	897,649

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Energy-(continued)
NexTier Oilfield Solutions, Inc.(b)(c)	270,790	$2,699,776
Nordic American Tankers Ltd.(c)	1,312,457	3,149,897
Northern Oil and Gas, Inc.(c)	16,253	468,574
Oceaneering International, Inc.(b)	214,205	2,274,857
Oil States International, Inc.(b)(c)	289,622	1,477,072
Par Pacific Holdings, Inc.(b)	181,893	3,001,235
Patterson-UTI Energy, Inc.	329,888	5,459,646
ProPetro Holding Corp.(b)	207,441	2,182,279
Range Resources Corp.(b)	154,088	5,095,690
Ranger Oil Corp., Class A	19,329	735,662
REX American Resources Corp.(b)	10,712	1,022,568
Ring Energy, Inc.(b)(c)	126,560	355,634
RPC, Inc.(b)(c)	99,801	814,376
SandRidge Energy, Inc.(b)	30,351	568,474
Scorpio Tankers, Inc. (Monaco)(c)	209,818	8,101,073
Select Energy Services, Inc., Class A(b)	111,876	835,714
SFL Corp. Ltd. (Norway)(c)	359,865	3,587,854
SilverBow Resources, Inc.(b)	16,170	730,722
Solaris Oilfield Infrastructure, Inc., Class A	47,251	524,014
Southwestern Energy Co.(b)	713,738	5,038,990
Talos Energy, Inc.(b)	109,707	2,078,948
Teekay Corp. (Bermuda)(b)(c)	349,244	1,096,626
Teekay Tankers Ltd., Class A (Bermuda)(b)(c)	130,064	2,714,436
TETRA Technologies, Inc.(b)	347,759	1,523,184
Texas Pacific Land Corp.(c)	2,023	3,709,879
Tidewater, Inc.(b)(c)	78,985	1,740,040
Tsakos Energy Navigation Ltd. (Greece)	88,854	1,097,347
US Silica Holdings, Inc.(b)(c)	145,622	2,013,952
W&T Offshore, Inc.(b)(c)	212,273	1,054,997
Weatherford International PLC(b)(c)	121,153	2,802,269
		151,407,177
Financials-17.77%
1st Source Corp.	20,730	999,601
Acacia Research Corp.(b)(c)	91,660	461,966
AG Mortgage Investment Trust, Inc.(c)	34,466	283,655
Alerus Financial Corp.	11,891	292,994
Allegiance Bancshares, Inc.	23,088	1,016,796
Amalgamated Financial Corp.	24,250	559,690
A-Mark Precious Metals, Inc.(c)	74,136	2,246,321
Ambac Financial Group, Inc.(b)(c)	198,307	2,334,073
Amerant Bancorp, Inc.	36,739	1,003,709
American National Bankshares, Inc.(c)	7,722	280,231
Ameris Bancorp	81,061	3,833,375
AMERISAFE, Inc.	39,528	1,800,896
Arbor Realty Trust, Inc.(c)	183,328	3,046,911
Ares Commercial Real Estate Corp.(c)	85,604	1,172,775
Ares Management Corp., Class A(c)	39,196	2,808,393
Argo Group International Holdings Ltd.	89,831	2,945,558
ARMOUR Residential REIT, Inc.	143,641	1,130,455
Arrow Financial Corp.(c)	12,549	421,019
Artisan Partners Asset Management, Inc., Class A(c)	102,884	4,090,668
AssetMark Financial Holdings, Inc.(b)	17,358	329,628
Atlanticus Holdings Corp.(b)(c)	6,596	254,869
Axos Financial, Inc.(b)(c)	61,214	2,556,297
B. Riley Financial, Inc.(c)	24,351	1,255,051
Banc of California, Inc.	75,363	1,319,606
BancFirst Corp.(c)	18,127	1,946,659
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	69,084	956,813
Bancorp, Inc. (The)(b)	38,576	948,970
Bank First Corp.(c)	4,319	332,217
	Shares	Value
Financials-(continued)
Bank of Marin Bancorp	18,540	$606,629
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	71,683	2,429,337
Banner Corp.	62,079	3,848,277
Bar Harbor Bankshares	12,116	351,001
Berkshire Hills Bancorp, Inc.	73,615	2,073,735
BGC Partners, Inc., Class A(c)	731,700	2,670,705
Blucora, Inc.(b)	51,032	1,020,640
Blue Foundry Bancorp(b)(c)	20,057	235,269
Bridgewater Bancshares, Inc.(b)(c)	19,563	341,961
Brightsphere Investment Group, Inc.	74,867	1,415,735
BrightSpire Capital, Inc.	235,488	2,081,714
Broadmark Realty Capital, Inc.	230,381	1,748,592
Brookline Bancorp, Inc.	123,536	1,708,503
Business First Bancshares, Inc.(c)	15,051	353,397
Byline Bancorp, Inc.(c)	28,968	709,426
Cambridge Bancorp	4,903	408,371
Camden National Corp.	21,393	977,660
Capital City Bank Group, Inc.	13,345	432,245
Capitol Federal Financial, Inc.	331,032	3,174,597
Capstar Financial Holdings, Inc.	21,424	450,118
Carter Bankshares, Inc.(b)	25,144	350,759
CBTX, Inc.(c)	23,560	729,182
Central Pacific Financial Corp.	48,658	1,152,221
Central Valley Community Bancorp	15,392	257,508
Cherry Hill Mortgage Investment Corp.(c)	58,981	419,355
Citizens & Northern Corp.	11,878	290,180
City Holding Co.	23,529	2,042,082
Civista Bancshares, Inc.	15,119	327,478
CNA Financial Corp.	59,916	2,541,637
CNB Financial Corp.	14,875	383,775
Cohen & Steers, Inc.(c)	22,638	1,668,194
Columbia Financial, Inc.(b)(c)	29,986	609,915
Community Trust Bancorp, Inc.(c)	19,412	841,122
Compass Diversified Holdings	170,621	4,117,085
ConnectOne Bancorp, Inc.	43,704	1,155,534
Cowen, Inc., Class A(c)	80,559	2,825,204
Credit Acceptance Corp.(b)(c)	7,808	4,496,705
CrossFirst Bankshares, Inc.(b)	42,340	580,905
Curo Group Holdings Corp.(c)	62,602	448,230
Customers Bancorp, Inc.(b)(c)	35,890	1,370,639
CVB Financial Corp.(c)	166,760	4,447,489
Diamond Hill Investment Group, Inc.(c)	3,839	733,902
Dime Community Bancshares, Inc.	28,721	978,812
Donnelley Financial Solutions, Inc.(b)(c)	49,577	1,685,122
Dynex Capital, Inc.	85,294	1,432,939
Eagle Bancorp, Inc.	40,059	1,964,093
Eastern Bankshares, Inc.(c)	171,454	3,497,662
eHealth, Inc.(b)(c)	91,593	677,788
Elevate Credit, Inc.(b)	95,270	219,121
Ellington Financial, Inc.	47,859	768,137
Ellington Residential Mortgage REIT(c)	41,998	356,983
Employers Holdings, Inc.	48,882	1,941,104
Encore Capital Group, Inc.(b)(c)	52,579	3,808,297
Enova International, Inc.(b)(c)	77,584	2,677,424
Enterprise Bancorp, Inc.	7,006	222,791
Enterprise Financial Services Corp.	34,118	1,604,570
Equity Bancshares, Inc., Class A(c)	18,898	603,791
Farmers National Banc Corp.(c)	37,081	526,550
FB Financial Corp.	36,278	1,554,512
Federal Agricultural Mortgage Corp., Class C	12,708	1,401,565
Financial Institutions, Inc.	25,398	673,301

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
First Bancorp	269,696	$4,069,713
First Bancorp/Southern Pines NC	35,357	1,339,323
First Bancshares, Inc. (The)	24,091	698,639
First Busey Corp.	85,394	2,104,962
First Commonwealth Financial Corp.	152,276	2,256,730
First Community Bankshares, Inc.(c)	14,780	474,142
First Financial Bancorp(c)	143,253	3,200,272
First Financial Bankshares, Inc.(c)	73,229	3,235,257
First Financial Corp.	26,385	1,232,707
First Foundation, Inc.	30,918	643,713
First Internet Bancorp	10,582	375,132
First Interstate BancSystem, Inc., Class A	76,384	3,114,940
First Merchants Corp.(c)	79,566	3,304,376
First Mid Bancshares, Inc.(c)	11,777	442,462
First of Long Island Corp. (The)	25,527	464,591
FirstCash Holdings, Inc.(c)	46,447	3,402,707
Five Star Bancorp	10,253	270,372
Flushing Financial Corp.(c)	47,503	1,025,590
Focus Financial Partners, Inc., Class A(b)(c)	35,661	1,441,774
German American Bancorp, Inc.(c)	18,297	692,358
Granite Point Mortgage Trust, Inc.	161,739	1,716,051
Great Ajax Corp.	38,889	428,557
Great Southern Bancorp, Inc.(c)	19,257	1,192,779
Green Dot Corp., Class A(b)	91,903	2,582,474
Greenhill & Co., Inc.(c)	40,729	354,342
Greenlight Capital Re Ltd., Class A(b)(c)	48,762	350,599
Hamilton Lane, Inc., Class A(c)	11,393	860,969
Hanmi Financial Corp.	59,277	1,497,930
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	43,994	1,587,743
HarborOne Bancorp, Inc.	62,926	912,427
HCI Group, Inc.(c)	7,059	483,330
Heartland Financial USA, Inc.	61,065	2,741,818
Heritage Commerce Corp.	68,729	809,628
Heritage Financial Corp.	65,436	1,702,645
Heritage Insurance Holdings, Inc.	95,864	248,288
Hilltop Holdings, Inc.	125,500	3,620,675
Hingham Institution for Savings (The)	1,102	319,591
Home Bancorp, Inc.	7,709	290,398
HomeStreet, Inc.	33,089	1,233,889
HomeTrust Bancshares, Inc.	23,279	561,955
Horace Mann Educators Corp.	99,042	3,392,188
Horizon Bancorp, Inc.	64,455	1,229,157
Houlihan Lokey, Inc.	30,676	2,593,963
Independent Bank Corp.	39,837	3,338,341
Independent Bank Corporation	36,686	769,672
Independent Bank Group, Inc.	44,755	3,165,074
Interactive Brokers Group, Inc., Class A	22,341	1,311,193
International Bancshares Corp.	93,434	4,098,015
Invesco Mortgage Capital, Inc.(c)(e)	67,813	1,200,290
Investors Title Co.	2,002	298,298
James River Group Holdings Ltd.(c)	105,148	2,498,316
Kearny Financial Corp.(c)	112,948	1,322,621
Kinsale Capital Group, Inc.(c)	4,823	1,173,002
KKR Real Estate Finance Trust, Inc.(c)	68,488	1,334,831
Ladder Capital Corp.	307,770	3,656,308
Lakeland Bancorp, Inc.	83,310	1,326,295
Lakeland Financial Corp.	20,251	1,575,528
Lemonade, Inc.(b)(c)	15,892	299,564
LendingClub Corp.(b)	98,738	1,367,521
LendingTree, Inc.(b)(c)	12,041	548,829
Live Oak Bancshares, Inc.(c)	12,575	473,323
	Shares	Value
Financials-(continued)
Macatawa Bank Corp.	37,141	$345,411
MarketAxess Holdings, Inc.	9,361	2,534,772
MBIA, Inc.(b)(c)	25,047	315,091
Medallion Financial Corp.(c)	49,880	339,433
Mercantile Bank Corp.	20,018	709,438
Merchants Bancorp	14,236	376,685
Mercury General Corp.(c)	73,272	3,072,295
Metrocity Bankshares, Inc.	14,424	298,721
Metropolitan Bank Holding Corp.(b)(c)	6,445	447,154
Mid Penn Bancorp, Inc.	12,047	345,508
Midland States Bancorp, Inc.	36,826	964,841
MidWestOne Financial Group, Inc.	12,907	402,827
Moelis & Co., Class A(c)	81,785	3,809,545
Morningstar, Inc.	8,193	2,092,083
Mr. Cooper Group, Inc.(b)	86,123	3,879,841
MVB Financial Corp.(c)	9,875	320,937
National Bank Holdings Corp., Class A	33,973	1,413,956
National Western Life Group, Inc., Class A	2,736	552,672
NBT Bancorp, Inc.	60,364	2,447,157
Nelnet, Inc., Class A(c)	32,919	3,130,268
New York Mortgage Trust, Inc.	1,193,089	3,746,299
Nicolet Bankshares, Inc.(b)(c)	10,350	827,793
NMI Holdings, Inc., Class A(b)	107,667	2,039,213
Northfield Bancorp, Inc.	63,085	928,611
Northrim BanCorp, Inc.	8,664	360,856
Northwest Bancshares, Inc.	261,079	3,754,316
OceanFirst Financial Corp.(c)	108,526	2,231,295
Ocwen Financial Corp.(b)	23,880	819,084
OFG Bancorp	80,676	2,216,170
Old Second Bancorp, Inc.	23,534	330,653
Oportun Financial Corp.(b)	53,704	493,003
Orchid Island Capital, Inc.	155,061	499,296
Origin Bancorp, Inc.	21,754	936,945
Oscar Health, Inc., Class A(b)(c)	39,535	213,489
Pacific Premier Bancorp, Inc.	103,372	3,477,434
Palomar Holdings, Inc.(b)(c)	9,927	619,147
Park National Corp.(c)	13,713	1,776,656
Pathward Financial, Inc.	30,365	1,023,908
PCB Bancorp	16,050	309,284
Peapack-Gladstone Financial Corp.	18,756	612,571
PennyMac Financial Services, Inc.(c)	69,687	3,818,151
Peoples Bancorp, Inc.	38,673	1,195,769
Peoples Financial Services Corp.	6,223	331,313
Piper Sandler Cos.	13,514	1,705,467
PJT Partners, Inc., Class A(c)	9,799	700,433
PRA Group, Inc.(b)(c)	73,264	2,918,838
Preferred Bank	14,712	1,069,562
Premier Financial Corp.	52,169	1,485,773
Primis Financial Corp.(c)	20,356	275,824
ProAssurance Corp.(c)	90,716	2,007,545
PROG Holdings, Inc.(b)	112,720	2,076,302
Provident Financial Services, Inc.	132,505	3,227,822
QCR Holdings, Inc.(c)	17,846	1,058,089
RBB Bancorp	14,216	324,267
Ready Capital Corp.	116,520	1,620,793
Redwood Trust, Inc.	322,303	2,791,144
Regional Management Corp.	20,065	822,665
Renasant Corp.(c)	105,910	3,537,394
Republic Bancorp, Inc., Class A	9,735	436,517
Republic First Bancorp, Inc.(b)(c)	59,875	216,748
RLI Corp.	36,432	4,006,791
Robinhood Markets, Inc., Class A(b)(c)	39,238	355,104

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Root, Inc., Class A(b)(c)	291,394	$305,964
S&T Bancorp, Inc.	57,911	1,791,766
Safety Insurance Group, Inc.	31,224	2,702,437
Sandy Spring Bancorp, Inc.(c)	59,739	2,467,221
Sculptor Capital Management, Inc.(c)	26,689	261,819
Seacoast Banking Corp. of Florida(c)	53,368	1,909,507
Selectquote, Inc.(b)(c)	403,575	742,578
ServisFirst Bancshares, Inc.(c)	25,080	2,143,086
Shore Bancshares, Inc.	15,837	310,405
Sierra Bancorp	15,999	359,178
Silvergate Capital Corp., Class A(b)(c)	4,364	407,118
SiriusPoint Ltd. (Bermuda)(b)(c)	162,929	713,629
SmartFinancial, Inc.(c)	12,491	327,889
South Plains Financial, Inc.	10,594	279,893
Southern First Bancshares, Inc.(b)(c)	9,145	409,239
Southern Missouri Bancorp, Inc.	8,261	445,598
Southside Bancshares, Inc.(c)	41,121	1,642,373
StepStone Group, Inc., Class A(c)	17,071	454,771
Stewart Information Services Corp.	52,909	2,891,477
Stock Yards Bancorp, Inc.(c)	20,570	1,422,415
StoneX Group, Inc.(b)	19,619	1,709,403
TFS Financial Corp.(c)	53,373	781,914
Tiptree, Inc.	44,731	496,961
Tompkins Financial Corp.	14,341	1,106,408
Towne Bank(c)	109,653	3,275,335
TPG RE Finance Trust, Inc.(c)	149,847	1,625,840
Tradeweb Markets, Inc., Class A	36,273	2,557,972
Trean Insurance Group, Inc.(b)	49,990	257,948
TriCo Bancshares(c)	37,501	1,792,548
Triumph Bancorp, Inc.(b)(c)	15,364	1,116,195
Trupanion, Inc.(b)(c)	8,470	533,864
TrustCo Bank Corp.	32,269	1,082,948
Trustmark Corp.	128,289	4,165,544
United Community Banks, Inc.	105,534	3,591,322
United Fire Group, Inc.	32,471	1,066,023
United Insurance Holdings Corp.(c)	81,833	90,835
Universal Insurance Holdings, Inc.	137,351	1,737,490
Univest Financial Corp.	36,038	898,788
Veritex Holdings, Inc.(c)	42,862	1,326,150
Vinci Partners Investments Ltd., Class A (Brazil)(c)	40,439	389,832
Virtu Financial, Inc., Class A	91,165	2,126,879
Virtus Investment Partners, Inc.	7,188	1,483,028
Walker & Dunlop, Inc.(c)	24,803	2,793,810
Washington Trust Bancorp, Inc.(c)	27,017	1,482,693
Waterstone Financial, Inc.	52,963	987,760
West Bancorporation, Inc.	13,593	353,554
Westamerica Bancorporation(c)	35,909	2,154,899
Western Asset Mortgage Capital Corp.	19,311	246,215
WisdomTree Investments, Inc.(c)	199,851	1,039,225
World Acceptance Corp.(b)(c)	6,862	760,138
WSFS Financial Corp.	59,019	2,816,387
XP, Inc., Class A (Brazil)(b)(c)	50,041	1,055,865
		380,198,053
Health Care-11.27%
10X Genomics, Inc., Class A(b)(c)	9,443	379,136
1Life Healthcare, Inc.(b)(c)	54,081	916,132
2seventy bio, Inc.(b)(c)	21,554	310,162
ABIOMED, Inc.(b)	11,065	3,242,156
Acadia Pharmaceuticals, Inc.(b)(c)	26,157	384,246
Accolade, Inc.(b)(c)	23,352	215,773
Accuray, Inc.(b)	136,882	287,452
	Shares	Value
Health Care-(continued)
AdaptHealth Corp.(b)(c)	54,134	$1,196,903
Adaptive Biotechnologies Corp.(b)(c)	52,383	479,828
Addus HomeCare Corp.(b)(c)	17,495	1,623,711
Adverum Biotechnologies, Inc.(b)(c)	319,399	466,323
agilon health, inc.(b)(c)	20,754	519,473
Agios Pharmaceuticals, Inc.(b)(c)	18,680	402,928
Akebia Therapeutics, Inc.(b)	257,714	100,766
Alignment Healthcare, Inc.(b)(c)	43,747	642,206
Alkermes PLC(b)	86,069	2,203,366
Allakos, Inc.(b)(c)	84,109	271,672
Allogene Therapeutics, Inc.(b)(c)	63,221	820,609
Allscripts Healthcare Solutions, Inc.(b)	201,920	3,194,374
Alnylam Pharmaceuticals, Inc.(b)	8,994	1,277,508
Amedisys, Inc.(b)(c)	24,102	2,888,625
American Well Corp., Class A(b)(c)	275,362	1,073,912
Amicus Therapeutics, Inc.(b)(c)	45,873	456,895
AMN Healthcare Services, Inc.(b)	40,391	4,541,564
Amneal Pharmaceuticals, Inc.(b)(c)	199,812	707,335
Amphastar Pharmaceuticals, Inc.(b)(c)	24,802	927,347
AnaptysBio, Inc.(b)(c)	11,055	231,492
AngioDynamics, Inc.(b)(c)	34,855	790,860
ANI Pharmaceuticals, Inc.(b)(c)	11,763	402,883
Anika Therapeutics, Inc.(b)	19,704	460,285
Annexon, Inc.(b)(c)	51,826	259,648
Arcturus Therapeutics Holdings, Inc.(b)(c)	16,518	289,891
Arcus Biosciences, Inc.(b)(c)	12,310	327,323
Arrowhead Pharmaceuticals, Inc.(b)(c)	12,742	541,917
Artivion, Inc.(b)(c)	40,121	786,372
Arvinas, Inc.(b)(c)	9,623	511,078
Assertio Holdings, Inc.(b)(c)	224,706	876,353
Atara Biotherapeutics, Inc.(b)(c)	39,264	118,970
Atea Pharmaceuticals, Inc.(b)(c)	87,722	719,320
AtriCure, Inc.(b)	10,244	506,156
Atrion Corp.(c)	826	558,293
Aurinia Pharmaceuticals, Inc. (Canada)(b)(c)	26,232	214,578
Avanos Medical, Inc.(b)	72,447	2,055,321
Aveanna Healthcare Holdings, Inc.(b)(c)	77,339	163,959
Avidity Biosciences, Inc.(b)(c)	18,865	307,311
Axonics, Inc.(b)(c)	7,096	460,318
Azenta, Inc.(c)	25,763	1,758,582
Bio-Techne Corp.	8,844	3,407,416
Bluebird Bio, Inc.(b)(c)	163,543	662,349
Blueprint Medicines Corp.(b)(c)	27,680	1,413,341
Bruker Corp.	39,324	2,695,660
Butterfly Network, Inc.(b)(c)	54,517	236,604
Cardiovascular Systems, Inc.(b)	26,128	402,633
CareDx, Inc.(b)(c)	10,164	241,802
Castle Biosciences, Inc.(b)(c)	10,814	302,359
Certara, Inc.(b)(c)	37,571	863,757
Chemed Corp.	7,690	3,699,582
ChemoCentryx, Inc.(b)(c)	12,374	292,274
Chinook Therapeutics, Inc.(b)(c)	22,618	418,659
Clover Health Investments Corp.(b)(c)	256,378	717,858
Coherus Biosciences, Inc.(b)(c)	34,708	293,977
Collegium Pharmaceutical, Inc.(b)(c)	18,954	325,819
Computer Programs & Systems, Inc.(b)	22,373	755,313
CONMED Corp.(c)	15,365	1,500,085
Corcept Therapeutics, Inc.(b)	45,658	1,308,558
CorVel Corp.(b)(c)	3,623	597,397
Covetrus, Inc.(b)	238,349	4,950,509
CRISPR Therapeutics AG (Switzerland)(b)(c)	30,865	2,314,875
Cross Country Healthcare, Inc.(b)(c)	43,789	1,154,278

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
CryoPort, Inc.(b)(c)	10,874	$404,513
CureVac N.V. (Germany)(b)(c)	17,794	231,322
Deciphera Pharmaceuticals, Inc.(b)(c)	53,274	676,047
Denali Therapeutics, Inc.(b)(c)	32,113	1,092,484
DexCom, Inc.(b)	37,437	3,072,829
Eagle Pharmaceuticals, Inc.(b)(c)	12,613	500,736
Editas Medicine, Inc.(b)(c)	31,568	502,247
Emergent BioSolutions, Inc.(b)(c)	85,332	2,955,901
Enanta Pharmaceuticals, Inc.(b)(c)	12,115	668,142
Endo International PLC(b)	944,726	500,894
Ensign Group, Inc. (The)	34,047	2,713,205
Evolent Health, Inc., Class A(b)(c)	49,063	1,667,651
Exact Sciences Corp.(b)(c)	52,397	2,363,105
Exelixis, Inc.(b)	203,221	4,251,383
Fate Therapeutics, Inc.(b)(c)	11,472	350,240
FibroGen, Inc.(b)	41,743	525,127
Forma Therapeutics Holdings, Inc.(b)	55,016	455,533
Fulgent Genetics, Inc.(b)(c)	11,196	668,961
Glaukos Corp.(b)(c)	17,933	965,692
Global Blood Therapeutics, Inc.(b)(c)	14,627	478,595
Globus Medical, Inc., Class A(b)(c)	41,556	2,438,922
Gossamer Bio., Inc.(b)(c)	32,048	359,899
Guardant Health, Inc.(b)(c)	22,942	1,151,000
Haemonetics Corp.(b)(c)	46,340	3,220,167
Halozyme Therapeutics, Inc.(b)(c)	11,700	572,130
Hanger, Inc.(b)	72,301	1,342,630
Health Catalyst, Inc.(b)(c)	16,037	268,459
HealthEquity, Inc.(b)(c)	47,831	2,782,329
HealthStream, Inc.(b)	26,974	648,994
Heron Therapeutics, Inc.(b)(c)	40,614	112,907
Heska Corp.(b)(c)	3,790	346,747
ICU Medical, Inc.(b)(c)	13,465	2,385,594
Inmode Ltd.(b)	9,393	312,223
Innoviva, Inc.(b)(c)	46,819	671,385
Inogen, Inc.(b)	25,460	708,297
Inovio Pharmaceuticals, Inc.(b)(c)	169,965	336,531
Insmed, Inc.(b)(c)	16,195	358,233
Inspire Medical Systems, Inc.(b)(c)	1,420	296,766
Insulet Corp.(b)(c)	6,192	1,534,378
Integer Holdings Corp.(b)	45,966	3,212,564
Integra LifeSciences Holdings Corp.(b)	54,331	2,990,378
Intellia Therapeutics, Inc.(b)(c)	6,813	441,210
Intra-Cellular Therapies, Inc.(b)	11,509	622,867
Invacare Corp.(b)(c)	401,740	453,966
Invitae Corp.(b)(c)	225,066	427,625
Ionis Pharmaceuticals, Inc.(b)(c)	56,082	2,106,440
Iovance Biotherapeutics, Inc.(b)(c)	43,317	504,643
iRhythm Technologies, Inc.(b)(c)	4,740	732,946
Ironwood Pharmaceuticals, Inc.(b)(c)	30,155	345,275
Karuna Therapeutics, Inc.(b)(c)	2,621	341,385
Kodiak Sciences, Inc.(b)(c)	12,128	120,674
Kronos Bio, Inc.(b)(c)	53,256	223,675
Kura Oncology, Inc.(b)(c)	47,288	723,979
Lannett Co., Inc.(b)(c)	408,121	236,669
Lantheus Holdings, Inc.(b)	43,537	3,340,159
LeMaitre Vascular, Inc.(c)	9,309	468,708
LHC Group, Inc.(b)	30,454	4,965,829
Ligand Pharmaceuticals, Inc.(b)(c)	12,346	1,136,202
LivaNova PLC(b)(c)	32,269	2,054,567
MacroGenics, Inc.(b)(c)	40,957	128,195
Maravai LifeSciences Holdings, Inc., Class A(b)	8,788	229,279
Masimo Corp.(b)	23,787	3,439,125
	Shares	Value
Health Care-(continued)
Medpace Holdings, Inc.(b)(c)	13,369	$2,266,447
Meridian Bioscience, Inc.(b)	37,697	1,193,487
Merit Medical Systems, Inc.(b)	39,779	2,286,497
Mesa Laboratories, Inc.(c)	2,117	451,450
Mirati Therapeutics, Inc.(b)(c)	13,016	838,230
Moderna, Inc.(b)	18,747	3,076,195
ModivCare, Inc.(b)	19,519	1,947,996
Multiplan Corp.(b)(c)	917,563	4,642,869
Myriad Genetics, Inc.(b)(c)	80,841	2,132,586
NanoString Technologies, Inc.(b)(c)	14,183	181,542
Natera, Inc.(b)	11,252	528,844
National HealthCare Corp.	15,106	1,072,979
National Research Corp.(c)	14,850	562,815
Nektar Therapeutics(b)(c)	116,189	460,108
Neogen Corp.(b)(c)	51,610	1,193,739
NeoGenomics, Inc.(b)(c)	53,057	536,937
Neurocrine Biosciences, Inc.(b)	21,107	1,986,802
Nevro Corp.(b)(c)	11,473	497,355
NextGen Healthcare, Inc.(b)	49,000	838,880
Novavax, Inc.(b)(c)	10,001	545,155
Novocure Ltd.(b)(c)	10,318	701,521
NuVasive, Inc.(b)	64,243	3,374,042
Oak Street Health, Inc.(b)(c)	27,685	801,481
Omnicell, Inc.(b)	18,926	2,084,131
OPKO Health, Inc.(b)(c)	536,582	1,266,334
Option Care Health, Inc.(b)	121,805	4,092,648
OraSure Technologies, Inc.(b)(c)	93,575	286,340
Orthofix Medical, Inc.(b)	30,782	789,558
Outset Medical, Inc.(b)(c)	9,480	146,466
Pacific Biosciences of California, Inc.(b)(c)	35,293	154,230
Pacira BioSciences, Inc.(b)(c)	17,597	995,286
PDL BioPharma, Inc.(b)(f)	527,611	1,166,020
Pennant Group, Inc. (The)(b)(c)	31,224	416,528
Penumbra, Inc.(b)(c)	5,138	716,134
PetIQ, Inc.(b)(c)	43,237	709,087
Phibro Animal Health Corp., Class A(c)	33,637	658,276
Phreesia, Inc.(b)(c)	14,249	334,709
Prestige Consumer Healthcare, Inc.(b)	64,591	3,895,483
Protagonist Therapeutics, Inc.(b)(c)	12,551	124,882
PTC Therapeutics, Inc.(b)(c)	19,443	846,743
QuidelOrtho Corp.(b)	46,029	4,696,799
R1 RCM, Inc.(b)(c)	23,800	595,000
RadNet, Inc.(b)	66,908	1,376,298
Reata Pharmaceuticals, Inc., Class A(b)(c)	14,848	455,537
REGENXBIO, Inc.(b)(c)	19,091	598,885
Relay Therapeutics, Inc.(b)(c)	28,898	549,640
Repligen Corp.(b)	12,556	2,678,948
Replimune Group, Inc.(b)(c)	22,462	433,067
Revance Therapeutics, Inc.(b)(c)	32,375	502,460
Rocket Pharmaceuticals, Inc.(b)(c)	20,299	294,336
Sage Therapeutics, Inc.(b)(c)	68,210	2,347,106
Sangamo Therapeutics, Inc.(b)(c)	90,696	389,086
Sarepta Therapeutics, Inc.(b)	14,399	1,338,387
Schrodinger, Inc.(b)(c)	19,352	605,718
Seagen, Inc.(b)	29,842	5,370,963
SeaSpine Holdings Corp.(b)	24,760	147,074
Seer, Inc.(b)(c)	25,785	232,065
SIGA Technologies, Inc.(c)	66,318	1,140,006
SNDL, Inc. (Canada)(b)(c)	49,571	111,535
Sotera Health Co.(b)(c)	48,000	921,600
SpringWorks Therapeutics, Inc.(b)(c)	6,868	205,216
STAAR Surgical Co.(b)(c)	5,475	441,833

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Supernus Pharmaceuticals, Inc.(b)(c)	53,813	$1,708,563
Surgery Partners, Inc.(b)(c)	23,009	906,094
Sutro Biopharma, Inc.(b)	46,552	272,329
Tabula Rasa HealthCare, Inc.(b)(c)	49,548	220,489
Tactile Systems Technology, Inc.(b)	20,030	155,233
Tandem Diabetes Care, Inc.(b)	6,017	398,386
Taro Pharmaceutical Industries Ltd.(b)	8,531	304,471
TG Therapeutics, Inc.(b)(c)	50,624	303,238
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	77,931	284,448
Travere Therapeutics, Inc.(b)	13,386	315,106
Turning Point Therapeutics, Inc.(b)	37,295	2,796,379
Twist Bioscience Corp.(b)(c)	7,524	329,100
UFP Technologies, Inc.(b)	6,119	492,702
Ultragenyx Pharmaceutical, Inc.(b)(c)	19,982	1,064,641
uniQure N.V. (Netherlands)(b)	17,440	442,104
US Physical Therapy, Inc.(c)	10,139	1,315,839
Vanda Pharmaceuticals, Inc.(b)	55,780	601,308
Varex Imaging Corp.(b)(c)	67,319	1,500,541
Vaxcyte, Inc.(b)(c)	14,054	324,366
Veeva Systems, Inc., Class A(b)	20,044	4,481,438
Veracyte, Inc.(b)(c)	21,154	557,196
Vir Biotechnology, Inc.(b)(c)	12,909	358,999
Xencor, Inc.(b)(c)	22,137	635,111
Zentalis Pharmaceuticals, Inc.(b)(c)	5,911	172,601
Zogenix, Inc.(b)(c)(f)	11,278	7,669
Zymeworks, Inc. (Canada)(b)	53,706	313,643
		241,059,340
Industrials-17.42%
AAON, Inc.(c)	18,139	1,091,424
AAR Corp.(b)	62,560	2,785,797
ACCO Brands Corp.	203,302	1,457,675
Advanced Drainage Systems, Inc.	21,710	2,574,806
Aerojet Rocketdyne Holdings, Inc.(b)(c)	93,155	4,069,942
AeroVironment, Inc.(b)(c)	18,777	1,626,839
Air Transport Services Group, Inc.(b)	115,436	3,617,764
Alamo Group, Inc.	10,946	1,416,522
Alaska Air Group, Inc.(b)	60,096	2,664,056
Albany International Corp., Class A(c)	29,110	2,656,870
Alight, Inc., Class A(b)(c)	42,223	318,361
Allegiant Travel Co.(b)(c)	5,450	628,440
Allied Motion Technologies, Inc.(c)	11,325	305,096
Alta Equipment Group, Inc.(b)	29,234	328,590
Altra Industrial Motion Corp.	86,673	3,616,864
Ameresco, Inc., Class A(b)(c)	19,508	1,116,248
American Woodmark Corp.(b)(c)	61,402	3,083,608
API Group Corp.(b)(c)	194,682	3,447,818
Apogee Enterprises, Inc.	49,344	2,053,204
ARC Document Solutions, Inc.	91,665	257,579
ArcBest Corp.	41,720	3,696,392
Arcosa, Inc.	81,192	4,186,260
Argan, Inc.	31,808	1,181,985
Armstrong World Industries, Inc.	29,730	2,656,375
Array Technologies, Inc.(b)(c)	87,713	1,477,964
Astec Industries, Inc.(c)	33,555	1,648,557
Astronics Corp.(b)	66,212	742,899
Atkore, Inc.(b)(c)	32,765	3,252,582
Atlas Corp. (Canada)(c)	136,075	1,589,356
Axon Enterprise, Inc.(b)	12,565	1,384,537
AZEK Co., Inc. (The)(b)(c)	68,108	1,408,473
AZZ, Inc.	40,705	1,731,591
Babcock & Wilcox Enterprises, Inc.(b)(c)	85,811	683,056
Barnes Group, Inc.	78,668	2,660,552
	Shares	Value
Industrials-(continued)
Barrett Business Services, Inc.	18,174	$1,482,817
Bloom Energy Corp., Class A(b)(c)	26,478	535,650
Blue Bird Corp.(b)(c)	27,320	304,891
BlueLinx Holdings, Inc.(b)(c)	30,417	2,433,360
Brady Corp., Class A	64,778	3,099,627
BrightView Holdings, Inc.(b)(c)	117,051	1,538,050
Caesarstone Ltd.	51,573	463,126
Casella Waste Systems, Inc., Class A(b)	21,799	1,764,629
CBIZ, Inc.(b)(c)	54,745	2,497,467
Chart Industries, Inc.(b)(c)	29,774	5,808,610
Cimpress PLC (Ireland)(b)(c)	35,671	1,433,617
CIRCOR International, Inc.(b)(c)	32,067	558,286
Civeo Corp.(b)	15,826	469,557
Columbus McKinnon Corp.	32,059	1,061,153
Comfort Systems USA, Inc.	35,715	3,773,647
Commercial Vehicle Group, Inc.(b)(c)	78,408	603,742
Construction Partners, Inc.(b)(c)	30,508	725,480
Copa Holdings S.A., Class A (Panama)(c)	12,371	831,579
Core & Main, Inc., Class A(b)(c)	58,412	1,410,066
CoreCivic, Inc.(b)(c)	356,058	3,834,745
Costamare, Inc. (Monaco)	103,586	1,215,064
Covenant Logistics Group, Inc., Class A(c)	50,981	1,706,334
CRA International, Inc.	7,389	731,585
CSW Industrials, Inc.	7,854	938,317
Danaos Corp. (Greece)	15,510	1,134,246
Daseke, Inc.(b)(c)	190,777	1,598,711
Deluxe Corp.(c)	83,625	2,102,332
Desktop Metal, Inc., Class A(b)(c)	108,595	231,307
Diana Shipping, Inc. (Greece)	88,218	498,432
Distribution Solutions Group, Inc.(b)(c)	6,346	314,762
Douglas Dynamics, Inc.	33,942	1,081,392
Driven Brands Holdings, Inc.(b)(c)	27,626	839,278
Ducommun, Inc., (Acquired 05/16/2017 - 07/20/2022; Cost $531,296)(b)(d)	13,754	651,114
Dun & Bradstreet Holdings, Inc.(b)(c)	163,978	2,584,293
DXP Enterprises, Inc.(b)	36,687	1,247,358
Eagle Bulk Shipping, Inc.(c)	9,893	523,636
Encore Wire Corp.(c)	17,625	2,440,534
Enerpac Tool Group Corp.(c)	58,171	1,180,871
Ennis, Inc.	50,182	1,096,477
EnPro Industries, Inc.	24,679	2,306,993
ESCO Technologies, Inc.	28,096	2,178,845
Evoqua Water Technologies Corp.(b)	61,782	2,354,512
Exponent, Inc.(c)	16,997	1,708,029
Federal Signal Corp.(c)	61,010	2,533,135
Forrester Research, Inc.(b)	8,309	386,285
Forward Air Corp.	22,830	2,395,552
Franklin Covey Co.(b)	5,925	310,055
Franklin Electric Co., Inc.	32,448	2,946,927
FuelCell Energy, Inc.(b)(c)	59,050	211,990
Gates Industrial Corp. PLC(b)(c)	199,129	2,449,287
Genco Shipping & Trading Ltd.(c)	38,108	734,722
Gibraltar Industries, Inc.(b)	47,962	2,244,142
Global Industrial Co.	22,802	815,172
Global Ship Lease, Inc., Class A (United Kingdom)(c)	16,971	317,697
Golden Ocean Group Ltd. (Norway)(c)	127,867	1,396,308
Gorman-Rupp Co. (The)	24,604	755,343
GrafTech International Ltd.(c)	311,688	2,399,998
Granite Construction, Inc.	109,328	3,268,907
Great Lakes Dredge & Dock Corp.(b)	82,505	1,066,790
Griffon Corp.	98,842	2,966,248

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
H&E Equipment Services, Inc.	78,424	$2,803,658
Harsco Corp.(b)	159,325	766,353
Hawaiian Holdings, Inc.(b)(c)	47,222	706,441
Hayward Holdings, Inc.(b)(c)	33,574	391,809
Healthcare Services Group, Inc.(c)	198,317	2,843,866
Heartland Express, Inc.	81,095	1,287,789
Heidrick & Struggles International, Inc.	24,035	748,450
Helios Technologies, Inc.(c)	18,762	1,291,201
Heritage-Crystal Clean, Inc.(b)	20,518	688,584
Hillenbrand, Inc.(c)	90,561	4,183,918
Hillman Solutions Corp.(b)(c)	29,590	306,257
HNI Corp.(c)	82,863	2,926,721
Huron Consulting Group, Inc.(b)	34,556	2,318,708
Hydrofarm Holdings Group, Inc.(b)(c)	22,965	74,177
Hyliion Holdings Corp.(b)(c)	125,099	491,639
Hyster-Yale Materials Handling, Inc.	37,516	1,297,678
IAA, Inc.(b)(c)	93,694	3,535,075
ICF International, Inc.(c)	24,458	2,307,612
Ideanomics, Inc.(b)	298,668	203,542
IES Holdings, Inc.(b)	13,420	442,860
Infrastructure and Energy Alternatives, Inc.(b)(c)	60,212	850,193
INNOVATE Corp.(b)(c)	118,644	213,559
Insperity, Inc.	45,258	4,966,613
Insteel Industries, Inc.(c)	25,525	798,933
Interface, Inc.	104,408	1,512,872
JetBlue Airways Corp.(b)	247,713	2,085,743
John Bean Technologies Corp.	21,778	2,445,887
Kadant, Inc.(c)	7,104	1,448,150
Kaman Corp.	52,532	1,616,935
Kelly Services, Inc., Class A	52,766	1,143,967
Kforce, Inc.	22,793	1,500,919
Kimball International, Inc., Class B	88,154	721,981
Korn Ferry	56,792	3,720,444
Kornit Digital Ltd. (Israel)(b)	8,044	218,877
Kratos Defense & Security Solutions, Inc.(b)	111,822	1,609,119
Lindsay Corp.(c)	8,178	1,259,085
Luxfer Holdings PLC (United Kingdom)(c)	38,172	623,730
Lyft, Inc., Class A(b)(c)	77,693	1,076,825
Manitowoc Co., Inc. (The)(b)	112,583	1,286,824
ManTech International Corp., Class A	36,158	3,464,660
Marten Transport Ltd.	97,138	2,094,295
Masonite International Corp.(b)	41,748	3,800,320
Matrix Service Co.(b)	228,512	1,265,956
Matson, Inc.	9,780	896,533
Matthews International Corp., Class A	57,463	1,606,091
Maxar Technologies, Inc.	128,807	3,539,616
Mayville Engineering Co., Inc.(b)(c)	30,036	214,457
McGrath RentCorp	32,994	2,783,374
Mercury Systems, Inc.(b)(c)	49,065	2,895,326
Mesa Air Group, Inc.(b)	103,330	233,526
Miller Industries, Inc.	16,046	385,585
MillerKnoll, Inc.(c)	103,195	3,107,201
Mistras Group, Inc.(b)	42,947	264,983
Montrose Environmental Group, Inc.(b)(c)	10,154	407,378
Moog, Inc., Class A	50,500	4,324,820
MRC Global, Inc.(b)(c)	267,934	3,113,393
MSA Safety, Inc.	24,369	3,127,517
Mueller Water Products, Inc., Class A	191,244	2,489,997
MYR Group, Inc.(b)(c)	26,762	2,548,545
National Presto Industries, Inc.	14,954	1,064,725
Navios Maritime Holdings, Inc. (Greece)(b)	110,983	269,689
	Shares	Value
Industrials-(continued)
Nikola Corp.(b)(c)	79,867	$496,773
NN, Inc.(b)	117,012	339,335
Northwest Pipe Co.(b)(c)	19,756	619,351
NOW, Inc.(b)	321,115	3,551,532
NV5 Global, Inc.(b)(c)	9,291	1,259,860
PAM Transportation Services, Inc.(b)	8,682	310,642
Park Aerospace Corp.(c)	42,187	514,681
Park-Ohio Holdings Corp.	21,693	385,051
Parsons Corp.(b)(c)	51,303	2,217,829
PGT Innovations, Inc.(b)	88,946	1,947,917
Plug Power, Inc.(b)(c)	71,265	1,520,795
Powell Industries, Inc.	24,802	594,256
Primoris Services Corp.(c)	137,825	3,219,592
Proto Labs, Inc.(b)(c)	29,194	1,427,295
Quad/Graphics, Inc.(b)(c)	59,462	189,089
Quanex Building Products Corp.	61,141	1,504,680
Radiant Logistics, Inc.(b)(c)	64,034	464,247
RBC Bearings, Inc.(b)(c)	15,834	3,736,824
Resources Connection, Inc.	71,899	1,542,953
REV Group, Inc.(c)	78,703	916,103
Rollins, Inc.	99,255	3,828,265
Safe Bulkers, Inc. (Greece)	191,802	740,356
Saia, Inc.(b)(c)	14,678	3,491,162
Schneider National, Inc., Class B(c)	107,977	2,735,057
Shyft Group, Inc. (The)(c)	19,621	508,969
Simpson Manufacturing Co., Inc.	28,411	2,934,288
SiteOne Landscape Supply, Inc.(b)	23,240	3,238,029
Skillsoft Corp.(b)(c)	50,599	194,300
SkyWest, Inc.(b)	56,029	1,353,100
SP Plus Corp.(b)(c)	35,924	1,230,756
Spirit Airlines, Inc.(b)(c)	78,296	1,939,392
SPX Corp.(b)(c)	53,137	3,141,991
Standex International Corp.	13,602	1,320,482
Star Bulk Carriers Corp. (Greece)	38,745	1,008,339
Steelcase, Inc., Class A(c)	323,837	3,604,306
Stem, Inc.(b)(c)	30,949	350,652
Sterling Infrastructure, Inc.(b)	52,376	1,346,587
Sun Country Airlines Holdings, Inc.(b)(c)	11,434	230,624
Tecnoglass, Inc.	17,059	382,292
Tennant Co.(c)	18,368	1,231,207
Tetra Tech, Inc.	26,056	3,993,603
Textainer Group Holdings Ltd. (China)(c)	74,849	2,542,621
Thermon Group Holdings, Inc.(b)	56,593	881,153
Titan International, Inc.(b)	97,063	1,626,776
Titan Machinery, Inc.(b)	51,156	1,439,018
TPI Composites, Inc.(b)(c)	158,634	2,612,702
Transcat, Inc.(b)(c)	4,020	250,526
Trex Co., Inc.(b)(c)	27,059	1,745,847
TriNet Group, Inc.(b)(c)	40,030	3,302,475
Triumph Group, Inc.(b)	90,092	1,400,030
TrueBlue, Inc.(b)	92,809	2,008,387
Tutor Perini Corp.(b)	158,703	1,441,023
UniFirst Corp.	18,222	3,569,508
Universal Logistics Holdings, Inc.	17,320	520,466
Upwork, Inc.(b)(c)	21,721	403,142
US Xpress Enterprises, Inc., Class A(b)(c)	146,765	515,145
USA Truck, Inc.(b)	26,284	819,535
V2X, Inc.(b)	20,609	685,043
Vertiv Holdings Co.	164,082	1,873,816
Viad Corp.(b)(c)	32,581	1,100,260
Vicor Corp.(b)(c)	3,775	275,424
Virgin Galactic Holdings, Inc.(b)(c)	62,671	466,272

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
VSE Corp.	15,879	$666,124
Wabash National Corp.	152,955	2,762,367
Watts Water Technologies, Inc., Class A	19,714	2,723,095
Willdan Group, Inc.(b)(c)	16,097	437,999
WillScot Mobile Mini Holdings Corp.(b)	110,389	4,262,119
Yellow Corp.(b)(c)	438,871	2,115,358
ZIM Integrated Shipping Services Ltd. (Israel)	14,119	703,409
Zurn Elkay Water Solutions Corp.	56,539	1,636,804
		372,875,148
Information Technology-13.45%
3D Systems Corp.(b)(c)	58,755	672,157
8x8, Inc.(b)	39,653	193,903
ACI Worldwide, Inc.(b)	116,822	3,332,932
ADTRAN Holdings, Inc.	53,749	1,294,813
Advanced Energy Industries, Inc.	30,781	2,754,592
Alarm.com Holdings, Inc.(b)(c)	16,768	1,186,671
Allegro MicroSystems, Inc. (Japan)(b)	14,380	357,055
Alpha & Omega Semiconductor Ltd.(b)(c)	13,582	570,580
Altair Engineering, Inc., Class A(b)(c)	9,086	535,256
Alteryx, Inc., Class A(b)(c)	13,807	668,673
Ambarella, Inc.(b)	5,524	478,102
American Software, Inc., Class A	24,036	429,764
AppFolio, Inc., Class A(b)(c)	3,116	317,240
Appian Corp.(b)(c)	5,331	258,713
Applied Optoelectronics, Inc.(b)(c)	152,174	261,739
Arlo Technologies, Inc.(b)	54,332	381,954
Aspen Technology, Inc.(b)(c)	6,966	1,421,691
Atlassian Corp. PLC, Class A(b)(c)	3,178	665,219
Autodesk, Inc.(b)(c)	19,722	4,266,263
Avalara, Inc.(b)(c)	15,983	1,397,234
Avaya Holdings Corp.(b)(c)	227,155	204,121
Aviat Networks, Inc.(b)(c)	10,425	306,287
Avid Technology, Inc.(b)(c)	16,937	475,252
Axcelis Technologies, Inc.(b)	17,070	1,200,533
AXT, Inc.(b)(c)	45,612	400,017
Badger Meter, Inc.	12,559	1,208,050
Bel Fuse, Inc., Class B	30,524	754,859
Belden, Inc.	69,906	4,524,316
Benchmark Electronics, Inc.	80,089	2,048,677
Bentley Systems, Inc., Class B(c)	62,116	2,459,794
Bill.com Holdings, Inc.(b)(c)	3,670	495,744
Blackbaud, Inc.(b)(c)	32,479	1,991,612
Blackline, Inc.(b)(c)	8,860	560,129
Box, Inc., Class A(b)	25,994	739,269
C3.ai, Inc., Class A(b)(c)	35,792	658,931
CalAmp Corp.(b)(c)	80,407	378,717
Calix, Inc.(b)(c)	12,195	695,603
Casa Systems, Inc.(b)(c)	73,899	326,634
Cass Information Systems, Inc.	18,309	667,546
Ceragon Networks Ltd. (Israel)(b)	262,876	683,478
Cerence, Inc.(b)(c)	43,600	1,228,212
Ceridian HCM Holding, Inc.(b)	47,578	2,605,847
CEVA, Inc.(b)(c)	10,469	389,761
ChannelAdvisor Corp.(b)(c)	16,674	245,775
Cloudflare, Inc., Class A(b)(c)	9,555	480,808
Cognyte Software Ltd. (Israel)(b)	89,057	401,647
Cohu, Inc.(b)(c)	30,997	885,894
CommVault Systems, Inc.(b)	17,620	988,306
Comtech Telecommunications Corp.	64,540	749,955
Consensus Cloud Solutions, Inc.(b)(c)	36,936	1,995,652
Corsair Gaming, Inc.(b)(c)	28,648	403,937
Coupa Software, Inc.(b)	12,596	824,030
	Shares	Value
Information Technology-(continued)
Crowdstrike Holdings, Inc., Class A(b)(c)	6,874	$1,262,066
CSG Systems International, Inc.	38,675	2,523,544
CTS Corp.	29,940	1,217,959
CyberArk Software Ltd.(b)	9,644	1,254,974
Daktronics, Inc.(b)	138,406	523,175
Datadog, Inc., Class A(b)	6,941	708,051
Diebold Nixdorf, Inc.(b)(c)	329,719	1,064,992
Digi International, Inc.(b)(c)	36,784	1,047,976
Digital Turbine, Inc.(b)	7,582	152,171
Diodes, Inc.(b)	37,636	3,062,441
DocuSign, Inc.(b)	9,884	632,378
Dolby Laboratories, Inc., Class A(c)	47,669	3,689,581
Dropbox, Inc., Class A(b)	54,230	1,233,190
Duck Creek Technologies, Inc.(b)(c)	24,932	344,062
Dynatrace, Inc.(b)	32,826	1,235,242
Eastman Kodak Co.(b)(c)	147,163	810,868
Ebix, Inc.(c)	46,427	1,098,463
Edgio, Inc.(b)(c)	88,490	223,880
Elastic N.V.(b)	7,920	632,729
EMCORE Corp.(b)(c)	72,416	231,731
Enphase Energy, Inc.(b)	9,010	2,560,462
Envestnet, Inc.(b)(c)	36,123	2,104,887
ePlus, Inc.(b)	48,520	2,696,256
Everbridge, Inc.(b)(c)	9,543	239,911
EVERTEC, Inc.	33,928	1,322,853
Evo Payments, Inc., Class A(b)(c)	23,631	646,072
Exela Technologies, Inc.(b)	70,983	100,796
ExlService Holdings, Inc.(b)	19,744	3,324,297
Extreme Networks, Inc.(b)	67,427	881,945
Fabrinet (Thailand)(b)	31,089	2,986,409
Fair Isaac Corp.(b)	4,138	1,911,880
FARO Technologies, Inc.(b)(c)	14,005	455,443
Fastly, Inc., Class A(b)(c)	61,409	698,220
Five9, Inc.(b)(c)	5,552	600,282
FormFactor, Inc.(b)	42,784	1,521,399
Fortinet, Inc.(b)	60,295	3,596,597
Globant S.A.(b)	7,524	1,499,082
GoDaddy, Inc., Class A(b)(c)	52,689	3,908,470
Guidewire Software, Inc.(b)(c)	30,754	2,390,201
Hackett Group, Inc. (The)	29,470	617,986
Harmonic, Inc.(b)(c)	61,718	673,961
HubSpot, Inc.(b)	2,624	808,192
I3 Verticals, Inc., Class A(b)(c)	12,727	345,284
Ichor Holdings Ltd.(b)(c)	36,226	1,132,425
Infinera Corp.(b)(c)	137,431	900,173
Information Services Group, Inc.(c)	43,476	324,331
InterDigital, Inc.(c)	42,931	2,635,534
International Money Express, Inc.(b)	22,997	552,848
IonQ, Inc.(b)(c)	21,836	117,914
Itron, Inc.(b)	71,120	4,153,408
Ituran Location and Control Ltd. (Israel)	24,010	609,854
Jamf Holding Corp.(b)(c)	16,753	409,443
JFrog Ltd. (Israel)(b)	16,967	376,667
Kimball Electronics, Inc.(b)(c)	52,914	1,164,108
Knowles Corp.(b)	127,677	2,521,621
Kulicke & Soffa Industries, Inc. (Singapore)	35,051	1,686,654
Lattice Semiconductor Corp.(b)	17,716	1,089,534
Littelfuse, Inc.	15,695	4,376,865
LivePerson, Inc.(b)(c)	19,756	269,472
LiveRamp Holdings, Inc.(b)	39,491	1,050,856
Lumentum Holdings, Inc.(b)(c)	42,945	3,884,805
MACOM Technology Solutions Holdings, Inc.(b)	10,380	601,417

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
MagnaChip Semiconductor Corp. (South Korea)(b)	70,118	$1,070,001
Mandiant, Inc.(b)	92,765	2,113,187
Manhattan Associates, Inc.(b)	13,716	1,929,430
Marathon Digital Holdings, Inc.(b)(c)	14,624	189,966
Maxeon Solar Technologies Ltd.(b)(c)	82,858	1,429,301
MaxLinear, Inc.(b)	15,912	643,004
Methode Electronics, Inc.	53,340	2,199,742
MicroStrategy, Inc., Class A(b)(c)	2,593	741,754
Mirion Technologies, Inc.(b)(c)	70,100	476,680
Momentive Global, Inc.(b)	35,328	305,587
MoneyGram International, Inc.(b)(c)	186,755	1,897,431
Monolithic Power Systems, Inc.	6,295	2,925,412
N-able, Inc.(b)(c)	28,755	282,374
NeoPhotonics Corp.(b)	36,897	589,983
NETGEAR, Inc.(b)	70,764	1,824,296
NetScout Systems, Inc.(b)(c)	122,371	4,353,960
New Relic, Inc.(b)	11,099	673,376
nLight, Inc.(b)(c)	28,448	348,772
Novanta, Inc.(b)(c)	11,481	1,770,370
Nutanix, Inc., Class A(b)(c)	36,791	556,648
NVE Corp.	5,119	281,135
Okta, Inc.(b)(c)	5,924	583,218
OneSpan, Inc.(b)	31,481	348,495
Onto Innovation, Inc.(b)	24,462	2,036,462
OSI Systems, Inc.(b)	27,615	2,669,542
PagerDuty, Inc.(b)(c)	16,654	431,838
Pagseguro Digital Ltd., Class A (Brazil)(b)	190,622	2,068,249
Palantir Technologies, Inc., Class A(b)(c)	194,127	2,009,214
Palo Alto Networks, Inc.(b)	7,026	3,506,677
PAR Technology Corp.(b)(c)	9,266	385,651
Paya Holdings, Inc., Class A(b)	53,292	372,511
Paycom Software, Inc.(b)	6,481	2,141,906
Paylocity Holding Corp.(b)	4,175	859,758
PC Connection, Inc.	17,166	814,183
PDF Solutions, Inc.(b)	11,232	303,039
Pegasystems, Inc.(c)	7,771	312,006
Perficient, Inc.(b)(c)	12,451	1,313,830
PFSweb, Inc.(b)(c)	29,463	321,441
Photronics, Inc.(b)	117,156	2,789,484
Ping Identity Holding Corp.(b)(c)	47,139	808,434
Plantronics, Inc.(b)	47,942	1,907,612
Plexus Corp.(b)	48,687	4,574,144
Power Integrations, Inc.	20,609	1,751,971
Progress Software Corp.	32,820	1,541,227
PROS Holdings, Inc.(b)(c)	9,357	228,030
PTC, Inc.(b)	30,655	3,782,214
Pure Storage, Inc., Class A(b)(c)	76,851	2,178,726
Q2 Holdings, Inc.(b)	15,056	660,958
Qualys, Inc.(b)	8,898	1,088,403
Quantum Corp.(b)	151,373	280,040
Radware Ltd. (Israel)(b)	20,801	481,127
Rambus, Inc.(b)	51,334	1,297,724
Rapid7, Inc.(b)(c)	3,557	227,541
Repay Holdings Corp.(b)(c)	43,553	583,610
Ribbon Communications, Inc.(b)(c)	170,737	578,798
RingCentral, Inc., Class A(b)	6,190	306,343
Rogers Corp.(b)	10,245	2,758,466
SailPoint Technologies Holding, Inc.(b)(c)	21,495	1,370,736
ScanSource, Inc.(b)	48,598	1,552,706
Semtech Corp.(b)	28,323	1,765,373
Shift4 Payments, Inc., Class A(b)(c)	14,315	521,495
	Shares	Value
Information Technology-(continued)
Silicom Ltd. (Israel)(b)	7,813	$328,068
Silicon Laboratories, Inc.(b)(c)	18,532	2,733,099
SMART Global Holdings, Inc.(b)(c)	46,265	907,719
Smartsheet, Inc., Class A(b)(c)	13,698	411,762
Snowflake, Inc., Class A(b)(c)	14,738	2,209,374
SolarEdge Technologies, Inc.(b)(c)	11,533	4,153,379
SolarWinds Corp.(c)	49,607	531,291
Splunk, Inc.(b)	30,374	3,156,162
SPS Commerce, Inc.(b)	7,469	894,487
StoneCo Ltd., Class A (Brazil)(b)(c)	329,390	3,155,556
Stratasys Ltd.(b)(c)	55,709	1,147,048
SunPower Corp.(b)(c)	47,628	970,182
Super Micro Computer, Inc.(b)	102,062	5,512,369
Switch, Inc., Class A(c)	25,195	851,843
Synaptics, Inc.(b)	14,610	2,117,720
Tenable Holdings, Inc.(b)	7,962	307,731
Teradata Corp.(b)(c)	73,983	2,832,809
Trade Desk, Inc. (The), Class A(b)	25,916	1,166,220
TTEC Holdings, Inc.(c)	14,824	1,084,672
Tucows, Inc., Class A(b)(c)	7,633	353,179
Turtle Beach Corp.(b)(c)	18,817	244,621
Tyler Technologies, Inc.(b)	10,616	4,235,784
Ubiquiti, Inc.(c)	1,152	347,478
Ultra Clean Holdings, Inc.(b)	41,469	1,393,358
Unisys Corp.(b)(c)	148,325	2,035,019
Unity Software, Inc.(b)(c)	15,119	565,299
Universal Display Corp.	12,565	1,450,755
Upland Software, Inc.(b)(c)	30,609	346,494
Varonis Systems, Inc.(b)(c)	8,212	208,831
Veeco Instruments, Inc.(b)(c)	32,021	698,058
Verint Systems, Inc.(b)(c)	34,635	1,581,780
VeriSign, Inc.(b)	19,096	3,612,199
Verra Mobility Corp.(b)(c)	77,359	1,275,650
Viavi Solutions, Inc.(b)(c)	143,491	2,123,667
VirnetX Holding Corp.(b)(c)	193,734	346,784
Vishay Precision Group, Inc.(b)(c)	17,775	554,225
Wix.com Ltd. (Israel)(b)	9,964	591,164
Wolfspeed, Inc.(b)(c)	37,853	3,153,155
Xperi Holding Corp.	185,453	3,108,192
Yext, Inc.(b)(c)	53,559	234,588
Zendesk, Inc.(b)	9,285	700,275
Zoom Video Communications, Inc., Class A(b)(c)	34,468	3,579,847
Zscaler, Inc.(b)(c)	1,692	262,362
Zuora, Inc., Class A(b)(c)	23,812	202,640
		287,914,717
Materials-4.95%
Advanced Emissions Solutions, Inc.(b)(c)	49,020	239,708
AdvanSix, Inc.	71,931	2,826,169
Alpha Metallurgical Resources, Inc.(c)	29,588	4,046,455
American Vanguard Corp.	54,060	1,265,545
Ardagh Metal Packaging S.A.(c)	26,025	175,929
ATI, Inc.(b)(c)	127,620	3,176,462
Balchem Corp.	15,382	2,088,260
Carpenter Technology Corp.(c)	116,019	3,728,851
Century Aluminum Co.(b)(c)	58,982	465,368
Chase Corp.	7,281	661,989
Clearwater Paper Corp.(b)	53,907	1,924,480
Coeur Mining, Inc.(b)(c)	460,057	1,476,783
Danimer Scientific, Inc.(b)(c)	131,284	606,532
Eagle Materials, Inc.	27,536	3,481,927
Ecovyst, Inc.	143,418	1,467,166

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
Ferroglobe PLC(b)(c)	112,939	$694,575
FutureFuel Corp.	102,627	737,888
GCP Applied Technologies, Inc.(b)(c)	51,976	1,637,244
Glatfelter Corp.	91,124	559,501
Greif, Inc., Class A	70,750	4,996,365
Hawkins, Inc.	16,368	650,628
Haynes International, Inc.(c)	20,191	780,584
Hecla Mining Co.(c)	543,541	2,462,241
Ingevity Corp.(b)	50,577	3,393,717
Innospec, Inc.	28,822	2,939,844
Intrepid Potash, Inc.(b)(c)	12,674	577,934
Kaiser Aluminum Corp.	30,686	2,325,078
Koppers Holdings, Inc.	43,722	1,029,216
Kronos Worldwide, Inc.(c)	59,550	1,046,293
Livent Corp.(b)(c)	64,065	1,594,578
LSB Industries, Inc.(b)(c)	37,046	511,605
Materion Corp.(c)	21,024	1,722,707
Mativ, Inc., Class A	129,079	2,820,376
McEwen Mining, Inc. (Canada)(b)(c)	38,914	151,377
Mercer International, Inc. (Germany)	127,290	2,031,548
Mesabi Trust	12,458	339,730
Minerals Technologies, Inc.	55,894	3,734,278
MP Materials Corp.(b)(c)	11,267	378,233
Myers Industries, Inc.	42,759	1,040,326
NewMarket Corp.	10,624	3,301,939
Nexa Resources S.A. (Brazil)	71,665	478,006
Olympic Steel, Inc.	31,111	924,930
Orion Engineered Carbons S.A. (Germany)	118,350	2,046,271
Pactiv Evergreen, Inc.(c)	80,328	820,952
Quaker Chemical Corp.(c)	9,756	1,582,521
Ranpak Holdings Corp.(b)(c)	16,549	84,565
Rayonier Advanced Materials, Inc.(b)(c)	162,604	575,618
Resolute Forest Products, Inc.(b)	299,969	6,083,371
Ryerson Holding Corp.	58,592	1,605,421
Schnitzer Steel Industries, Inc., Class A(c)	63,346	2,252,584
Sensient Technologies Corp.	47,758	4,106,233
Stepan Co.	31,765	3,564,351
SunCoke Energy, Inc.	295,068	2,183,503
TimkenSteel Corp.(b)(c)	113,660	2,306,161
Tredegar Corp.	72,858	763,552
TriMas Corp.	50,352	1,490,419
Tronox Holdings PLC, Class A	174,906	2,730,283
Worthington Industries, Inc.(c)	64,599	3,308,115
		105,996,285
Real Estate-6.49%
Acadia Realty Trust	161,500	2,766,495
Agree Realty Corp.	55,580	4,423,612
Alexander & Baldwin, Inc.	141,517	2,817,603
Alexander’s, Inc.(c)	3,545	863,243
American Assets Trust, Inc.	71,866	2,172,509
Apartment Income REIT Corp.	86,285	3,912,162
Apartment Investment & Management Co., Class A	244,500	2,034,240
Armada Hoffler Properties, Inc.	80,017	1,134,641
Ashford Hospitality Trust, Inc.(b)(c)	137,931	1,202,758
Bluerock Residential Growth REIT, Inc.	31,421	825,430
Braemar Hotels & Resorts, Inc.	173,535	900,647
Broadstone Net Lease, Inc.(c)	160,988	3,649,598
BRT Apartments Corp.	12,015	276,225
CareTrust REIT, Inc.	119,458	2,466,808
CatchMark Timber Trust, Inc., Class A	99,935	1,123,269
	Shares	Value
Real Estate-(continued)
Cedar Realty Trust, Inc., (Acquired 03/15/2018 - 07/20/2022; Cost $866,199)(c)(d)	37,785	$1,098,032
Centerspace	19,345	1,661,542
Chatham Lodging Trust(b)	133,367	1,621,743
City Office REIT, Inc.	66,964	944,192
Community Healthcare Trust, Inc.	17,700	689,415
CorEnergy Infrastructure Trust, Inc.	92,409	206,996
CTO Realty Growth, Inc.(c)	37,714	799,537
Diversified Healthcare Trust	820,367	1,419,235
Easterly Government Properties, Inc.(c)	126,301	2,560,121
EastGroup Properties, Inc.	20,540	3,502,892
Empire State Realty Trust, Inc., Class A(c)	354,017	3,019,765
Equity Commonwealth(b)(c)	148,897	4,176,561
Essential Properties Realty Trust, Inc.	96,537	2,328,472
eXp World Holdings, Inc.(c)	13,831	205,529
Farmland Partners, Inc.	29,783	441,980
Forestar Group, Inc.(b)	31,795	440,043
Four Corners Property Trust, Inc.	79,433	2,321,827
Franklin Street Properties Corp.	235,612	892,969
Getty Realty Corp.	55,955	1,641,720
Gladstone Commercial Corp.(c)	46,291	969,796
Gladstone Land Corp.(c)	13,943	377,995
Global Medical REIT, Inc.	44,412	540,938
Global Net Lease, Inc.(c)	252,491	3,810,089
Hersha Hospitality Trust(b)	153,286	1,545,123
Independence Realty Trust, Inc.(c)	43,043	955,555
Industrial Logistics Properties Trust	114,110	1,144,523
Innovative Industrial Properties, Inc.(c)	8,725	841,177
iStar, Inc.(c)	76,449	1,277,463
Kennedy-Wilson Holdings, Inc.	181,557	3,750,968
Kite Realty Group Trust(c)	177,657	3,533,598
LTC Properties, Inc.	64,609	2,707,117
Marcus & Millichap, Inc.	23,455	959,779
National Health Investors, Inc.(c)	70,189	4,551,055
National Storage Affiliates Trust	32,100	1,760,364
Necessity Retail REIT, Inc. (The)(c)	365,299	2,845,679
NETSTREIT Corp.(c)	16,668	341,694
New York City REIT, Inc., Class A	43,829	163,482
Newmark Group, Inc., Class A(c)	128,229	1,461,811
NexPoint Residential Trust, Inc.	13,060	869,012
Offerpad Solutions, Inc.(b)(c)	81,458	171,876
Office Properties Income Trust	151,145	3,140,793
One Liberty Properties, Inc.(c)	25,045	694,999
Opendoor Technologies, Inc.(b)(c)	257,055	1,262,140
Pennsylvania Real Estate Investment Trust(b)(c)	21,869	119,184
Phillips Edison & Co., Inc.(c)	24,789	843,818
Plymouth Industrial REIT, Inc.	15,253	293,773
PotlatchDeltic Corp.(c)	80,988	3,970,842
RE/MAX Holdings, Inc., Class A	25,130	636,794
Redfin Corp.(b)(c)	50,423	438,680
Retail Opportunity Investments Corp.	182,069	3,178,925
RMR Group, Inc. (The), Class A	26,721	772,504
RPT Realty	198,179	2,154,206
Safehold, Inc.	10,256	437,316
Saul Centers, Inc.	17,968	939,367
Seritage Growth Properties, Class A(b)(c)	142,971	1,718,511
St. Joe Co. (The)(c)	11,172	469,447
Summit Hotel Properties, Inc.(b)	286,719	2,250,744
Tanger Factory Outlet Centers, Inc.	237,856	3,869,917
Tejon Ranch Co.(b)	24,731	408,556

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Terreno Realty Corp.(c)	39,996	$2,505,749
UMH Properties, Inc.(c)	33,113	705,638
Universal Health Realty Income Trust	12,941	697,520
Urban Edge Properties	207,728	3,412,971
Urstadt Biddle Properties, Inc.	4,478	83,425
Urstadt Biddle Properties, Inc., Class A	56,660	1,042,544
Veris Residential, Inc.(b)(c)	205,944	2,872,919
Washington REIT(c)	167,594	3,715,559
Whitestone REIT	103,145	1,158,318
		138,916,064
Utilities-1.85%
American States Water Co.	27,861	2,428,643
Artesian Resources Corp., Class A	10,476	540,143
Atlantica Sustainable Infrastructure PLC (Spain)	122,232	4,358,793
California Water Service Group	50,546	3,036,804
Chesapeake Utilities Corp.	16,103	2,208,204
Clearway Energy, Inc., Class A	38,057	1,314,108
Clearway Energy, Inc., Class C(c)	91,672	3,441,367
Consolidated Water Co. Ltd. (Cayman Islands)(c)	33,462	520,334
MGE Energy, Inc.	37,660	3,064,771
Middlesex Water Co.(c)	9,506	904,116
Northwest Natural Holding Co.	69,594	3,735,110
Ormat Technologies, Inc.(c)	48,711	4,215,450
Otter Tail Corp.	54,930	3,859,931
SJW Group	33,026	2,168,487
Sunnova Energy International, Inc.(b)(c)	64,319	1,673,580
Unitil Corp.	24,617	1,348,273
Via Renewables, Inc.(c)	34,965	283,916
York Water Co. (The)	10,130	435,489
		39,537,519
Total Common Stocks & Other Equity Interests (Cost $2,102,681,571)		2,139,539,929
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(g) (Cost $1,119,630)	1,119,630	$1,119,630
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $2,103,801,201)		2,140,659,559
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.68%
Invesco Private Government Fund, 1.77%(e)(g)(h)	166,763,582	166,763,582
Invesco Private Prime Fund, 1.89%(e)(g)(h)	425,643,297	425,643,297
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $592,415,821)		592,406,879
TOTAL INVESTMENTS IN SECURITIES-127.72% (Cost $2,696,217,022)		2,733,066,438
OTHER ASSETS LESS LIABILITIES-(27.72)%		(593,191,228)
NET ASSETS-100.00%		$2,139,875,210

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Restricted security. The aggregate value of these securities at July 31, 2022 was $3,638,441, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Invesco Mortgage Capital, Inc.	$979,998	$177,846	$(67,769)	$103,758	$6,457	$1,200,290	$61,652
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	615,203	54,922,103	(54,417,676)	-	-	1,119,630	37,500
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2022
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$129,773,116	$170,530,715	$(133,540,249)	$-	$-	$166,763,582	$440,159*
Invesco Private Prime Fund	301,916,900	409,562,440	(285,835,869)	(41,337)	41,163	425,643,297	1,264,123*
Total	$433,285,217	$635,193,104	$(473,861,563)	$62,421	$47,620	$594,726,799	$1,803,434

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Market ETF
Investments in Securities
Common Stocks & Other Equity Interests	$102,199,307	$-	$-	$102,199,307
Money Market Funds	106,142	9,830,429	-	9,936,571
Total Investments	$102,305,449	$9,830,429	$-	$112,135,878
Invesco FTSE RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,930,605,610	$-	$-	$5,930,605,610
Money Market Funds	-	350,833,697	-	350,833,697
Total Investments	$5,930,605,610	$350,833,697	$-	$6,281,439,307
Invesco FTSE RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,138,366,240	$-	$1,173,689	$2,139,539,929
Money Market Funds	1,119,630	592,406,879	-	593,526,509
Total Investments	$2,139,485,870	$592,406,879	$1,173,689	$2,733,066,438